Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (4.0%)
	Carpenter Technology Corp.	223,778	43,422
	Mueller Industries Inc.	525,340	42,432
	UFP Industries Inc.	284,479	38,661
	Commercial Metals Co.	544,098	33,565
	Cabot Corp.	254,819	27,933
	Balchem Corp.	151,974	27,434
*	Arcadium Lithium plc	5,096,116	26,755
	Avient Corp.	424,735	21,768
*	Uranium Energy Corp.	1,876,292	15,592
	Sensient Technologies Corp.	198,098	15,380
	Sylvamo Corp.	165,436	15,268
	Hecla Mining Co.	2,763,851	15,256
	Innospec Inc.	117,303	13,913
	Minerals Technologies Inc.	151,195	12,333
	Hawkins Inc.	90,970	12,236
*	Coeur Mining Inc.	1,859,920	12,015
	Materion Corp.	96,923	11,206
	Quaker Chemical Corp.	65,838	10,383
*	Ingevity Corp.	171,610	8,335
*	Perimeter Solutions Inc.	629,612	8,059
	Stepan Co.	100,608	7,737
*	Constellium SE	609,688	7,475
	Worthington Steel Inc.	152,939	6,858
	Tronox Holdings plc	559,613	6,771
*,1	Energy Fuels Inc.	868,896	6,308
	Kaiser Aluminum Corp.	75,046	6,100
*	Century Aluminum Co.	247,851	5,658
*	SSR Mining Inc. (XTSE)	956,923	5,560
	Orion SA	271,127	4,994
*	Ecovyst Inc.	547,472	4,352
*	Novagold Resources Inc.	1,150,148	4,210
	AdvanSix Inc.	120,602	3,916
*	Ivanhoe Electric Inc.	392,840	3,736
	Koppers Holdings Inc.	95,976	3,691
	Ryerson Holding Corp.	131,543	3,381
*	Metallus Inc.	201,278	3,355
	Mativ Holdings Inc.	254,684	3,349
*,1	Metals Acquisition Ltd. Class A	253,246	3,216
*,1	Encore Energy Corp.	850,163	3,214
*	Rayonier Advanced Materials Inc.	300,050	2,643
*	Northwest Pipe Co.	45,785	2,567
	Compass Minerals International Inc.	161,791	2,496
	Radius Recycling Inc.	123,326	2,444
*	GrafTech International Ltd.	1,212,457	2,376
*	LSB Industries Inc.	249,603	2,204
*	Ur-Energy Inc.	1,606,052	2,104
*	Clearwater Paper Corp.	75,808	2,056
	Olympic Steel Inc.	46,295	1,957
*	Universal Stainless & Alloy Products Inc.	41,187	1,830
*	Perpetua Resources Corp.	180,015	1,716
*	Intrepid Potash Inc.	51,005	1,383
*,1	ASP Isotopes Inc.	239,374	1,329
*,1	Lifezone Holdings Ltd.	171,394	1,217
*,1	Piedmont Lithium Inc.	84,526	1,062
*,1	i-80 Gold Corp.	1,475,219	929
*	Tredegar Corp.	124,199	891
*	NN Inc.	215,755	861
	Omega Flex Inc.	16,649	823
	Caledonia Mining Corp. plc	77,247	814
*	Dakota Gold Corp.	320,177	720

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	American Vanguard Corp.	117,947	709
*	Contango ORE Inc.	48,058	677
*	LanzaTech Global Inc.	523,489	649
	FutureFuel Corp.	122,399	638
	Northern Technologies International Corp.	37,316	519
	Valhi Inc.	11,168	286
*,1	Critical Metals Corp.	34,584	236
			543,963
Consumer Discretionary (11.6%)
*	Taylor Morrison Home Corp.	480,802	35,517
*	Abercrombie & Fitch Co. Class A	236,492	35,400
	Meritage Homes Corp.	168,902	32,272
*	Brinker International Inc.	207,189	27,405
	Group 1 Automotive Inc.	62,253	26,507
	KB Home	316,433	26,182
*	Champion Homes Inc.	252,278	26,169
*	Asbury Automotive Group Inc.	95,271	24,754
	Kontoor Brands Inc.	261,631	24,012
*	Shake Shack Inc. Class A	178,795	23,910
*	frontdoor Inc.	368,994	21,623
*	Stride Inc.	200,156	21,391
*	SkyWest Inc.	186,224	21,367
*	M/I Homes Inc.	125,259	20,671
*	Cavco Industries Inc.	39,382	20,262
	Six Flags Entertainment Corp.	436,354	20,155
	Signet Jewelers Ltd.	200,855	20,126
*	Boot Barn Holdings Inc.	139,159	19,084
*	Sweetgreen Inc. Class A	464,435	19,033
*	Tri Pointe Homes Inc.	433,340	18,863
*	Cinemark Holdings Inc.	518,904	17,913
	Rush Enterprises Inc. Class A	285,464	17,684
*	Dorman Products Inc.	123,370	17,269
*	Peloton Interactive Inc. Class A	1,608,910	16,636
	American Eagle Outfitters Inc.	857,711	16,502
	Academy Sports & Outdoors Inc.	332,344	16,368
*	Adtalem Global Education Inc.	176,255	16,111
*	ACV Auctions Inc. Class A	696,125	15,746
	Steven Madden Ltd.	340,955	15,541
	TEGNA Inc.	798,141	14,981
*	Hilton Grand Vacations Inc.	347,063	14,712
*	Urban Outfitters Inc.	301,380	14,686
*	Hanesbrands Inc.	1,662,522	14,464
*	Goodyear Tire & Rubber Co.	1,337,936	14,369
*	Victoria's Secret & Co.	369,314	14,344
	Graham Holdings Co. Class B	15,363	14,305
	LCI Industries	116,727	14,102
	HNI Corp.	220,873	12,512
*	Laureate Education Inc.	630,565	11,981
*	Visteon Corp.	128,308	11,980
	Century Communities Inc.	131,298	11,864
	Inter Parfums Inc.	85,703	11,798
	Red Rock Resorts Inc. Class A	231,501	11,596
	Cheesecake Factory Inc.	226,981	11,494
	Phinia Inc.	204,252	11,454
*	LGI Homes Inc.	98,358	10,769
	PriceSmart Inc.	117,985	10,588
*	Green Brick Partners Inc.	146,079	10,439
	Strategic Education Inc.	104,480	10,324
	International Game Technology plc	534,565	10,280
*	OPENLANE Inc.	505,188	10,205
	Acushnet Holdings Corp.	136,520	9,981
*	Foot Locker Inc.	392,641	9,875
*	United Parks & Resorts Inc.	165,630	9,713
	PROG Holdings Inc.	195,527	9,514
*	Atlanta Braves Holdings Inc. Class C	233,955	9,440
	La-Z-Boy Inc.	198,837	9,001
	OneSpaWorld Holdings Ltd.	472,515	8,973
	John Wiley & Sons Inc. Class A	169,549	8,847
*	JetBlue Airways Corp.	1,466,493	8,755

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Upbound Group Inc.	252,500	8,683
	Wolverine World Wide Inc.	372,709	8,643
	Perdoceo Education Corp.	308,052	8,456
*	Central Garden & Pet Co. Class A	244,895	8,275
	MillerKnoll Inc.	328,478	8,258
*	Adient plc	421,440	8,104
*	Knowles Corp.	409,446	7,968
*	Sonos Inc.	580,328	7,898
*	Helen of Troy Ltd.	107,270	7,866
*	AMC Entertainment Holdings Inc. Class A	1,588,768	7,864
	Winnebago Industries Inc.	133,197	7,797
	Papa John's International Inc.	156,421	7,794
	Buckle Inc.	145,400	7,574
	Interface Inc.	269,420	7,153
*	Sabre Corp.	1,767,883	6,912
*	Madison Square Garden Entertainment Corp.	184,160	6,812
*	Life Time Group Holdings Inc.	280,257	6,802
*	Sally Beauty Holdings Inc.	485,314	6,760
*	Revolve Group Inc.	180,556	6,514
*	Fox Factory Holding Corp.	199,187	6,470
	Camping World Holdings Inc. Class A	264,402	6,462
*	Gentherm Inc.	147,759	6,221
	Dana Inc.	615,980	6,160
*	Cars.com Inc.	309,578	6,151
	Worthington Enterprises Inc.	147,940	6,054
*	Dave & Buster's Entertainment Inc.	152,675	6,003
	Allegiant Travel Co.	73,027	5,976
	Steelcase Inc. Class A	435,972	5,873
	Oxford Industries Inc.	69,798	5,805
	Cracker Barrel Old Country Store Inc.	104,342	5,797
*	G-III Apparel Group Ltd.	190,268	5,638
*	QuinStreet Inc.	247,423	5,636
	Winmark Corp.	13,681	5,636
*	Topgolf Callaway Brands Corp.	668,697	5,630
*	Global Business Travel Group I	589,865	5,539
*	IMAX Corp.	201,662	5,308
	Bloomin' Brands Inc.	371,785	5,183
*	Revelyst Inc.	274,101	5,180
*,1	Despegar.com Corp.	289,225	5,174
*,2	XPEL Inc.	118,700	5,163
*	Rush Street Interactive Inc.	357,837	5,160
*	Coursera Inc.	649,003	5,160
*	Sphere Entertainment Co.	124,859	5,138
	Monarch Casino & Resort Inc.	60,200	5,057
*	Arlo Technologies Inc.	447,649	5,023
*	Everi Holdings Inc.	372,634	5,019
	Caleres Inc.	161,011	5,003
*	Beazer Homes USA Inc.	139,665	4,881
*	Universal Technical Institute Inc.	185,640	4,802
*,1	Vizio Holding Corp. Class A	417,980	4,761
*	Driven Brands Holdings Inc.	281,613	4,745
	Sonic Automotive Inc. Class A	68,219	4,717
	Super Group SGHC Ltd.	704,379	4,684
*	Hovnanian Enterprises Inc. Class A	23,386	4,598
	Jack in the Box Inc.	92,342	4,511
	Krispy Kreme Inc.	402,974	4,441
*	National Vision Holdings Inc.	366,264	4,432
*	Dream Finders Homes Inc. Class A	131,827	4,386
*	Lions Gate Entertainment Corp. Class B	583,632	4,301
*	Viad Corp.	96,015	4,294
	Matthews International Corp. Class A	140,109	4,226
*	ODP Corp.	163,675	4,203
*	Malibu Boats Inc. Class A	95,479	4,139
	Monro Inc.	140,655	3,955
*	Integral Ad Science Holding Corp.	340,412	3,806
*	Daily Journal Corp.	6,513	3,677
*	Udemy Inc.	450,768	3,588
*	American Axle & Manufacturing Holdings Inc.	540,885	3,575
*	Mister Car Wash Inc.	438,277	3,506
*	MarineMax Inc.	101,759	3,492

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Gannett Co. Inc.	667,934	3,467
*	BJ's Restaurants Inc.	88,797	3,413
	Ethan Allen Interiors Inc.	107,319	3,298
	Standard Motor Products Inc.	98,016	3,223
	Golden Entertainment Inc.	94,629	3,193
*	Stagwell Inc.	405,693	3,189
*	Figs Inc. Class A	612,395	3,178
*,1	Kura Sushi USA Inc. Class A	27,775	2,970
	Sturm Ruger & Co. Inc.	76,975	2,932
*	Portillo's Inc. Class A	252,546	2,917
	Smith & Wesson Brands Inc.	214,077	2,907
	Scholastic Corp.	108,752	2,869
	Shoe Carnival Inc.	84,301	2,846
*	Hertz Global Holdings Inc.	574,783	2,828
*	Accel Entertainment Inc.	242,187	2,800
	Sinclair Inc.	150,101	2,750
*,1	GigaCloud Technology Inc. Class A	110,300	2,724
*	First Watch Restaurant Group Inc.	141,843	2,708
	Arko Corp.	376,821	2,698
*	RealReal Inc.	458,259	2,695
*	Sun Country Airlines Holdings Inc.	184,823	2,660
	Carriage Services Inc.	64,432	2,613
	Dine Brands Global Inc.	71,575	2,571
*	Liquidity Services Inc.	100,382	2,567
	Marcus Corp.	112,165	2,539
*	Lovesac Co.	66,591	2,512
	A-Mark Precious Metals Inc.	82,375	2,496
*	Clear Channel Outdoor Holdings Inc.	1,652,514	2,495
*	Clean Energy Fuels Corp.	797,832	2,457
	Rush Enterprises Inc. Class B	42,944	2,448
	Arhaus Inc.	240,932	2,392
*	Thryv Holdings Inc.	149,320	2,362
*	Lions Gate Entertainment Corp. Class A	282,978	2,332
*	National CineMedia Inc.	332,039	2,308
	Build-A-Bear Workshop Inc.	59,760	2,270
*	Lindblad Expeditions Holdings Inc.	166,304	2,205
*	Atlanta Braves Holdings Inc. Class A	50,202	2,113
*	PlayAGS Inc.	180,608	2,099
	RCI Hospitality Holdings Inc.	39,726	2,084
*	Eastman Kodak Co.	284,201	2,060
*	Lincoln Educational Services Corp.	122,396	2,011
*	Stitch Fix Inc. Class A	421,121	2,004
*	Bally's Corp.	112,050	1,987
*	Leslie's Inc.	840,264	1,933
	Global Industrial Co.	64,477	1,821
*	Central Garden & Pet Co.	45,430	1,806
*	Boston Omaha Corp. Class A	116,159	1,774
*	Genesco Inc.	51,549	1,731
*	Funko Inc. Class A	146,495	1,721
	Gray Television Inc.	400,863	1,712
*	Xponential Fitness Inc. Class A	111,936	1,706
*	Zumiez Inc.	77,158	1,703
*	Petco Health & Wellness Co. Inc.	395,349	1,688
*	MasterCraft Boat Holdings Inc.	78,565	1,666
	Haverty Furniture Cos. Inc.	67,384	1,591
*	Denny's Corp.	239,744	1,573
*	Corsair Gaming Inc.	209,422	1,539
*	El Pollo Loco Holdings Inc.	119,754	1,523
*	American Public Education Inc.	73,553	1,517
*	Sleep Number Corp.	100,881	1,513
	Movado Group Inc.	71,083	1,447
*	Turtle Beach Corp.	81,521	1,411
*	AMC Networks Inc. Class A	149,650	1,410
*	Legacy Housing Corp.	53,408	1,398
*	Beyond Inc.	213,988	1,346
*	BARK Inc.	620,918	1,341
*	Potbelly Corp.	128,540	1,337
	Flexsteel Industries Inc.	21,755	1,284
*	Latham Group Inc.	187,990	1,246
*	OneWater Marine Inc. Class A	55,934	1,241

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	America's Car-Mart Inc.	26,680	1,232
*	Cooper-Standard Holdings Inc.	78,910	1,218
	Nathan's Famous Inc.	13,357	1,169
	Cricut Inc. Class A	221,498	1,150
*	Frontier Group Holdings Inc.	197,101	1,149
*	iHeartMedia Inc. Class A	483,996	1,108
*	JAKKS Pacific Inc.	37,755	1,100
*	Gambling.com Group Ltd.	81,191	1,077
*	Lands' End Inc.	66,535	1,061
*,1	Wheels Up Experience Inc.	419,784	1,049
	Superior Group of Cos. Inc.	61,024	1,033
*	Savers Value Village Inc.	110,012	1,029
*	iRobot Corp.	134,443	1,023
	Weyco Group Inc.	28,268	1,009
*	1-800-Flowers.com Inc. Class A	121,396	987
*	Inspired Entertainment Inc.	102,278	984
*	Chegg Inc.	464,969	981
*	Outbrain Inc.	180,243	979
	Designer Brands Inc. Class A	196,761	976
*	Landsea Homes Corp.	84,181	962
*	European Wax Center Inc. Class A	158,068	950
	Hooker Furnishings Corp.	49,799	933
*,1	Luminar Technologies Inc.	104,687	930
*	Tile Shop Holdings Inc.	134,132	889
*,1	Webtoon Entertainment Inc.	72,049	885
*	Stoneridge Inc.	127,689	876
*	Reservoir Media Inc.	90,788	857
	Virco Mfg. Corp.	51,557	847
*	Playstudios Inc.	412,376	792
*	Cardlytics Inc.	188,381	767
	Hamilton Beach Brands Holding Co. Class A	38,806	752
	Johnson Outdoors Inc. Class A	22,259	749
	Rocky Brands Inc.	33,812	734
*	Full House Resorts Inc.	153,736	726
*	GoPro Inc. Class A	586,089	721
	J Jill Inc.	26,008	718
*	Biglari Holdings Inc. Class B	3,406	717
*,1	Blink Charging Co.	450,583	716
	Entravision Communications Corp. Class A	288,034	703
	Escalade Inc.	46,398	696
*	Vera Bradley Inc.	118,937	696
	Clarus Corp.	142,993	649
*	ThredUP Inc. Class A	372,972	645
	Townsquare Media Inc. Class A	61,376	620
*	Holley Inc.	217,989	619
*	Destination XL Group Inc.	251,021	605
*	Citi Trends Inc.	30,266	604
*	EW Scripps Co. Class A	283,940	568
*,1	Nerdy Inc.	340,879	539
*	AMMO Inc.	419,876	521
*	Traeger Inc.	160,572	515
*,1	RumbleON Inc. Class B	74,960	512
*,1	Livewire Group Inc.	84,923	510
	Marine Products Corp.	40,742	403
	Emerald Holding Inc.	71,440	355
*	LiveOne Inc.	351,193	351
*	ONE Group Hospitality Inc.	97,608	345
	Lifetime Brands Inc.	57,758	340
	NL Industries Inc.	39,317	313
*	Tilly's Inc. Class A	68,889	308
*	Purple Innovation Inc.	267,592	257
*	Torrid Holdings Inc.	57,014	245
*	KinderCare Learning Cos. Inc.	9,569	228
*	Golden Matrix Group Inc.	93,507	217
*	SES AI Corp.	611,668	214
	CompX International Inc.	6,642	183
*	Vacasa Inc. Class A	44,061	172
*	Solo Brands Inc. Class A	131,848	163
*	United Homes Group Inc.	24,740	158
*	Mondee Holdings Inc.	178,204	127

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*,1	Canoo Inc.	307,023	118
*,1	aka Brands Holding Corp.	2,331	52
*	Qurate Retail Inc. Class B	2,906	9
			1,596,854
Consumer Staples (2.5%)
*	Sprouts Farmers Market Inc.	473,608	73,163
	Primo Brands Corp. Class A	742,245	21,169
	Cal-Maine Foods Inc.	192,683	18,808
	WD-40 Co.	64,040	17,745
	Lancaster Colony Corp.	91,970	17,092
*	Simply Good Foods Co.	429,313	17,082
	Energizer Holdings Inc.	337,962	12,880
	J & J Snack Foods Corp.	71,750	12,469
	Edgewell Personal Care Co.	230,850	8,444
*	TreeHouse Foods Inc.	225,263	7,735
*	Chefs' Warehouse Inc.	164,788	7,368
	Andersons Inc.	153,409	7,324
*	United Natural Foods Inc.	275,980	6,853
*	Vita Coco Co. Inc.	184,433	6,555
	Universal Corp.	113,032	6,456
	WK Kellogg Co.	308,518	6,417
	Weis Markets Inc.	77,582	5,650
	National Beverage Corp.	110,737	5,469
	Fresh Del Monte Produce Inc.	158,535	5,350
	Utz Brands Inc.	306,632	5,338
	Dole plc	353,392	5,326
*	Vital Farms Inc.	152,711	5,070
	Ingles Markets Inc. Class A	68,083	5,031
	Turning Point Brands Inc.	80,801	5,002
*	Herbalife Ltd.	469,466	3,648
	John B Sanfilippo & Son Inc.	42,053	3,631
*	Hain Celestial Group Inc.	423,169	3,500
*	SunOpta Inc.	429,465	3,328
*	Honest Co. Inc.	382,254	3,169
	MGP Ingredients Inc.	66,369	3,072
	SpartanNash Co.	158,026	2,999
*	Duckhorn Portfolio Inc.	248,901	2,738
*	Mission Produce Inc.	203,538	2,707
	ACCO Brands Corp.	437,991	2,549
	B&G Foods Inc.	364,008	2,432
	Calavo Growers Inc.	78,192	2,167
	Limoneira Co.	77,644	2,158
*	USANA Health Sciences Inc.	53,896	2,077
	Natural Grocers by Vitamin Cottage Inc.	43,896	2,065
	Nu Skin Enterprises Inc. Class A	233,925	1,708
	Oil-Dri Corp. of America	23,252	1,607
*	Seneca Foods Corp. Class A	21,950	1,583
*	Mama's Creations Inc.	154,453	1,509
*,1	Beyond Meat Inc.	279,660	1,393
	Village Super Market Inc. Class A	41,517	1,344
*,1	Westrock Coffee Co.	163,624	1,314
*	Olaplex Holdings Inc.	649,658	1,254
*	Medifast Inc.	50,398	991
*	Nature's Sunshine Products Inc.	60,559	983
	Alico Inc.	33,317	893
*	Brookfield Realty Capital Corp. Class A	244,235	767
*	HF Foods Group Inc.	186,255	703
*	Lifeway Foods Inc.	21,334	522
*	Beauty Health Co.	348,675	516
*	GrowGeneration Corp.	265,144	514
*	Veru Inc.	618,548	438
*,1	Waldencast plc Class A	114,466	387
*	Cibus Inc.	70,511	343
*,1	Forafric Global plc	26,510	271
			351,076
Energy (5.5%)
*	CNX Resources Corp.	694,904	28,158
	ChampionX Corp.	896,381	27,743
*	NEXTracker Inc. Class A	678,175	25,879

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	SM Energy Co.	537,950	24,310
	Magnolia Oil & Gas Corp. Class A	813,824	22,576
	Murphy Oil Corp.	681,719	22,135
	Noble Corp. plc	649,120	21,726
	Cactus Inc. Class A	308,030	21,149
	Northern Oil & Gas Inc.	466,152	20,273
	Archrock Inc.	784,455	20,098
	California Resources Corp.	324,390	19,191
	Golar LNG Ltd.	465,368	18,322
	CONSOL Energy Inc.	137,612	17,986
	Warrior Met Coal Inc.	243,873	17,149
	Helmerich & Payne Inc.	454,519	15,740
	Patterson-UTI Energy Inc.	1,832,388	15,392
	PBF Energy Inc. Class A	488,588	15,386
*	Transocean Ltd. (XNYS)	3,432,279	15,102
*	Oceaneering International Inc.	474,628	14,229
	Arch Resources Inc.	82,673	14,213
	Peabody Energy Corp.	594,869	14,188
	Liberty Energy Inc.	759,718	13,979
*	Valaris Ltd.	295,288	13,639
*	Seadrill Ltd.	322,592	13,110
	Alpha Metallurgical Resources Inc.	51,676	12,690
*	Tidewater Inc.	229,370	11,863
*	Gulfport Energy Corp.	60,907	10,708
	Kinetik Holdings Inc.	179,765	10,610
	Crescent Energy Co. Class A	673,581	10,016
	Sitio Royalties Corp. Class A	380,056	9,007
*	Kosmos Energy Ltd.	2,201,655	8,675
	World Kinect Corp.	273,375	7,914
*	Talos Energy Inc.	696,660	7,837
*,1	Plug Power Inc.	3,496,988	7,833
[1]	Atlas Energy Solutions Inc.	319,585	7,533
*	DNOW Inc.	496,245	7,469
*	Helix Energy Solutions Group Inc.	678,148	7,249
[1]	Comstock Resources Inc.	433,823	6,755
	Select Water Solutions Inc.	429,346	6,341
*	Expro Group Holdings NV	446,083	6,196
*,1	Centrus Energy Corp. Class A	66,241	6,028
	Delek US Holdings Inc.	298,172	5,680
*	American Superconductor Corp.	164,534	5,604
*,1	Sable Offshore Corp.	237,072	5,567
*	MRC Global Inc.	396,642	5,541
*	Fluence Energy Inc.	286,346	5,386
	SunCoke Energy Inc.	393,643	4,905
*	Array Technologies Inc.	718,326	4,820
*	Par Pacific Holdings Inc.	262,182	4,570
	Core Laboratories Inc.	220,819	4,494
*	Vital Energy Inc.	134,899	4,429
*	Bristow Group Inc.	115,889	4,429
*	Ameresco Inc. Class A	151,858	4,278
*	Shoals Technologies Group Inc. Class A	809,177	4,224
	Borr Drilling Ltd.	1,118,623	4,161
*	NextDecade Corp.	543,346	3,934
	Kodiak Gas Services Inc.	94,415	3,818
	Diversified Energy Co. plc	221,112	3,617
*	ProPetro Holding Corp.	413,825	3,476
	Vitesse Energy Inc.	118,158	3,318
*	Newpark Resources Inc.	390,537	3,265
*	Green Plains Inc.	300,370	3,244
*	Nabors Industries Ltd. (XNYS)	43,166	3,170
*	REX American Resources Corp.	72,649	3,146
	CVR Energy Inc.	160,009	3,096
*,1	EVgo Inc.	471,795	3,071
	Solaris Energy Infrastructure Inc.	117,649	2,900
*	Innovex International Inc.	160,543	2,612
	RPC Inc.	397,056	2,557
	VAALCO Energy Inc.	491,433	2,516
*	TETRA Technologies Inc.	594,398	2,288
*,1	ChargePoint Holdings Inc.	1,826,170	2,228
	Riley Exploration Permian Inc.	53,830	1,889

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	SandRidge Energy Inc.	150,649	1,767
*	Matrix Service Co.	123,648	1,640
	Granite Ridge Resources Inc.	246,401	1,589
*	Oil States International Inc.	287,572	1,582
	Ramaco Resources Inc. Class A	124,035	1,581
*	Hallador Energy Co.	119,511	1,458
	Berry Corp.	357,138	1,457
*	Natural Gas Services Group Inc.	50,240	1,395
*	Montauk Renewables Inc.	308,996	1,366
*	Amplify Energy Corp.	183,760	1,233
	Ranger Energy Services Inc.	73,738	1,217
*,1	Freyr Battery Inc.	524,892	1,087
*	Ring Energy Inc.	694,332	1,062
[1]	HighPeak Energy Inc.	67,854	1,023
*,1	Energy Vault Holdings Inc.	484,170	997
*,1	ProFrac Holding Corp. Class A	104,452	947
*,1	FuelCell Energy Inc.	77,854	924
	W&T Offshore Inc.	461,894	896
	Evolution Petroleum Corp.	143,909	843
*	Forum Energy Technologies Inc.	55,107	840
*	Solid Power Inc.	708,299	822
*	SEACOR Marine Holdings Inc.	113,406	779
*	DMC Global Inc.	91,541	737
*,1	Aemetis Inc.	169,229	692
*	PrimeEnergy Resources Corp.	3,253	654
*	Geospace Technologies Corp.	59,088	635
	NACCO Industries Inc. Class A	18,868	608
*	Empire Petroleum Corp.	70,803	448
*	TPI Composites Inc.	216,247	441
*	Mammoth Energy Services Inc.	112,903	393
*,1	Stem Inc.	712,176	279
	Ramaco Resources Inc. Class B	24,305	249
*	Drilling Tools International Corp.	57,358	203
*	BKV Corp.	3,243	71
*	Verde Clean Fuels Inc.	15,644	67
*,1	SolarMax Technology Inc.	23,521	41
			750,653
Financials (18.1%)
	SouthState Corp.	357,389	39,559
	Jackson Financial Inc. Class A	359,094	35,978
*	MARA Holdings Inc.	1,285,693	35,254
	Hamilton Lane Inc. Class A	180,489	34,726
	Old National Bancorp	1,477,822	34,226
	Cadence Bank	856,203	32,698
	Glacier Bancorp Inc.	535,684	31,011
*	Mr. Cooper Group Inc.	299,945	29,596
	Selective Insurance Group Inc.	285,962	29,194
*,1	Upstart Holdings Inc.	362,240	28,541
	Essent Group Ltd.	490,106	28,318
	Home BancShares Inc.	884,902	28,104
	Piper Sandler Cos.	81,597	27,987
	UMB Financial Corp.	210,717	26,443
	United Bankshares Inc.	621,302	26,262
*	Clearwater Analytics Holdings Inc. Class A	831,555	25,811
	Moelis & Co. Class A	332,237	25,576
	First Financial Bankshares Inc.	611,728	25,497
	Radian Group Inc.	712,024	25,483
	Hancock Whitney Corp.	407,839	24,217
	Valley National Bancorp	2,200,228	23,410
	ServisFirst Bancshares Inc.	238,616	22,855
	Ameris Bancorp	309,302	21,738
*	Axos Financial Inc.	256,902	21,284
	Associated Banc-Corp.	759,579	20,273
	CNO Financial Group Inc.	495,040	19,752
	FirstCash Holdings Inc.	180,963	19,700
*	Enstar Group Ltd.	59,566	19,341
*	Texas Capital Bancshares Inc.	218,015	19,283
	StepStone Group Inc. Class A	292,098	19,246
	United Community Banks Inc.	562,510	19,018

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	International Bancshares Corp.	253,972	18,573
	PJT Partners Inc. Class A	110,892	18,559
	Fulton Financial Corp.	853,347	18,415
	Atlantic Union Bankshares Corp.	420,377	17,837
	Community Financial System Inc.	246,021	17,032
	Cathay General Bancorp	327,143	17,015
*	Riot Platforms Inc.	1,341,577	16,971
	Eastern Bankshares Inc.	907,037	16,907
	WSFS Financial Corp.	278,007	16,686
	BGC Group Inc. Class A	1,712,797	16,683
	Walker & Dunlop Inc.	151,122	16,651
*	Oscar Health Inc. Class A	914,903	15,855
*	Genworth Financial Inc.	2,025,211	15,797
	First BanCorp (XNYS)	761,209	15,742
	Blackstone Mortgage Trust Inc. Class A	816,639	15,696
*	Baldwin Insurance Group Inc.	309,687	15,162
	BankUnited Inc.	350,772	14,757
*	NMI Holdings Inc.	368,393	14,732
	CVB Financial Corp.	623,075	14,592
	Bank of Hawaii Corp.	183,907	14,525
	Artisan Partners Asset Management Inc. Class A	296,384	14,461
	Independent Bank Corp. (XNGS)	199,724	14,458
	Flagstar Financial Inc.	1,193,302	14,284
	Simmons First National Corp. Class A	583,602	14,275
*	Bancorp Inc.	235,354	13,752
	Bread Financial Holdings Inc.	233,730	13,750
	Cohen & Steers Inc.	129,384	13,541
	Heartland Financial USA Inc.	199,586	13,486
	PennyMac Financial Services Inc.	125,658	13,462
	Victory Capital Holdings Inc. Class A	193,567	13,449
*	StoneX Group Inc.	128,890	13,374
*	Goosehead Insurance Inc. Class A	105,769	13,340
	First Financial Bancorp	444,099	13,114
	First Interstate BancSystem Inc. Class A	373,300	13,054
	Park National Corp.	67,774	12,901
	Burford Capital Ltd.	940,938	12,825
	Pacific Premier Bancorp Inc.	450,520	12,795
[1]	Arbor Realty Trust Inc.	866,755	12,715
*	Enova International Inc.	119,675	12,627
*,1	Lemonade Inc.	242,626	12,570
	Provident Financial Services Inc.	592,637	12,517
*	Palomar Holdings Inc.	115,250	12,482
	Towne Bank	330,873	12,120
	Banner Corp.	161,452	12,043
	First Merchants Corp.	273,818	11,980
	Seacoast Banking Corp. of Florida	396,692	11,885
	BancFirst Corp.	93,694	11,832
	WaFd Inc.	313,559	11,470
	Independent Bank Group Inc.	170,766	11,428
	Banc of California Inc.	654,169	11,271
	Trustmark Corp.	285,718	11,174
*	Triumph Financial Inc.	104,034	11,141
	Renasant Corp.	289,511	10,891
	NBT Bancorp Inc.	216,570	10,854
	Enterprise Financial Services Corp.	173,848	10,533
	Mercury General Corp.	125,828	9,935
	Pathward Financial Inc.	118,041	9,901
	OFG Bancorp	216,061	9,814
	Stewart Information Services Corp.	127,324	9,561
	WesBanco Inc.	270,275	9,552
	FB Financial Corp.	167,147	9,435
*	Skyward Specialty Insurance Group Inc.	174,336	9,433
	Stock Yards Bancorp Inc.	120,534	9,175
	Federal Agricultural Mortgage Corp. Class C	42,972	9,173
	City Holding Co.	68,948	9,054
	First Commonwealth Financial Corp.	475,758	8,959
	First Bancorp/Southern Pines NC	188,554	8,919
	Northwest Bancshares Inc.	598,483	8,786
	Lakeland Financial Corp.	117,185	8,608
*	LendingClub Corp.	514,044	8,554

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Bank of NT Butterfield & Son Ltd.	218,535	8,289
	National Bank Holdings Corp. Class A	173,528	8,284
*	Trupanion Inc.	155,073	8,267
	Horace Mann Educators Corp.	193,310	8,094
*	Customers Bancorp Inc.	139,349	7,866
	Virtus Investment Partners Inc.	31,805	7,855
	WisdomTree Inc.	656,099	7,840
	Sandy Spring Bancorp Inc.	206,766	7,791
	Live Oak Bancshares Inc.	163,211	7,736
	S&T Bancorp Inc.	179,391	7,676
	Veritex Holdings Inc.	247,245	7,519
	Compass Diversified Holdings	313,998	7,442
	Hope Bancorp Inc.	545,598	7,431
	TriCo Bancshares	150,805	7,290
	Nelnet Inc. Class A	66,901	7,287
	Stellar Bancorp Inc.	230,852	7,159
*	SiriusPoint Ltd.	463,830	7,152
	QCR Holdings Inc.	77,181	7,109
	Nicolet Bankshares Inc.	62,413	6,953
	Hilltop Holdings Inc.	218,930	6,929
	Westamerica BanCorp	120,868	6,917
	First Busey Corp.	250,972	6,698
	Ladder Capital Corp.	534,775	6,342
	Perella Weinberg Partners	246,703	6,333
	Apollo Commercial Real Estate Finance Inc.	671,467	6,211
	Employers Holdings Inc.	115,789	6,179
	Berkshire Hills Bancorp Inc.	202,318	6,167
	German American Bancorp Inc.	134,174	6,035
	Dime Community Bancshares Inc.	167,134	5,997
	Safety Insurance Group Inc.	68,998	5,923
	Navient Corp.	372,231	5,799
	Cannae Holdings Inc.	265,460	5,760
	Two Harbors Investment Corp.	489,048	5,746
	Peoples Bancorp Inc.	162,783	5,710
	Chimera Investment Corp.	379,405	5,630
	Ready Capital Corp.	761,980	5,616
	1st Source Corp.	86,476	5,611
	OceanFirst Financial Corp.	270,856	5,601
	PennyMac Mortgage Investment Trust	408,596	5,553
	Preferred Bank	58,304	5,500
*	Encore Capital Group Inc.	109,929	5,407
	MFA Financial Inc. REIT	481,728	5,352
	First Bancshares Inc.	143,351	5,324
	AMERISAFE Inc.	89,524	5,284
	Brookline Bancorp Inc.	414,671	5,221
	Franklin BSP Realty Trust Inc. REIT	386,143	5,051
	Fidelis Insurance Holdings Ltd.	245,164	5,033
	Bank First Corp.	46,201	4,938
	Enact Holdings Inc.	137,777	4,851
	Ellington Financial Inc.	388,206	4,798
	Origin Bancorp Inc.	138,725	4,767
	Southside Bancshares Inc.	134,969	4,740
	HCI Group Inc.	38,786	4,727
	ConnectOne Bancorp Inc.	170,813	4,697
	Premier Financial Corp.	166,938	4,626
	Byline Bancorp Inc.	146,238	4,595
	Tompkins Financial Corp.	59,805	4,564
	First Mid Bancshares Inc.	107,817	4,529
	Redwood Trust Inc.	619,971	4,439
	Burke & Herbert Financial Services Corp.	63,810	4,421
	Dynex Capital Inc.	349,441	4,385
	Banco Latinoamericano de Comercio Exterior SA Class E	128,681	4,384
[1]	ARMOUR Residential REIT Inc.	231,221	4,375
	Univest Financial Corp.	135,799	4,313
	Heritage Financial Corp.	162,105	4,288
	Community Trust Bancorp Inc.	72,495	4,276
	F&G Annuities & Life Inc.	87,204	4,215
	Eagle Bancorp Inc.	138,477	4,066
	Brightsphere Investment Group Inc.	130,243	4,061
*	Root Inc. Class A	40,658	4,058

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Coastal Financial Corp.	52,890	4,049
*	ProAssurance Corp.	239,101	3,998
	Central Pacific Financial Corp.	125,144	3,995
	Capitol Federal Financial Inc.	585,932	3,914
*	PRA Group Inc.	182,428	3,867
	Brightspire Capital Inc.	608,056	3,855
	Old Second Bancorp Inc.	205,142	3,816
	Hanmi Financial Corp.	142,058	3,757
	Horizon Bancorp Inc.	204,570	3,742
	Mercantile Bank Corp.	73,965	3,702
*	CrossFirst Bankshares Inc.	213,606	3,698
*	NB Bancorp Inc.	182,409	3,674
*	Dave Inc.	37,117	3,663
	First Community Bankshares Inc.	79,301	3,661
*	Hamilton Insurance Group Ltd. Class B	185,520	3,540
	Merchants Bancorp	85,316	3,522
	Independent Bank Corp.	93,467	3,517
	Amerant Bancorp Inc.	140,005	3,482
	Orrstown Financial Services Inc.	85,929	3,394
	Brookfield Business Corp. Class A	121,897	3,363
	TrustCo Bank Corp. NY	87,073	3,243
	Business First Bancshares Inc.	113,611	3,238
	KKR Real Estate Finance Trust Inc.	277,803	3,231
	Equity Bancshares Inc. Class A	67,170	3,223
*	Metropolitan Bank Holding Corp.	49,590	3,220
	Camden National Corp.	68,285	3,217
	Patria Investments Ltd. Class A	259,684	3,106
*	Hippo Holdings Inc.	93,134	3,077
*	Open Lending Corp.	481,186	3,070
	Northeast Bank	30,713	3,024
	United Fire Group Inc.	98,606	3,017
	Amalgamated Financial Corp.	84,284	3,003
	Metrocity Bankshares Inc.	87,222	2,995
	Republic Bancorp Inc. Class A	38,859	2,964
	Heritage Commerce Corp.	278,927	2,962
	Washington Trust Bancorp Inc.	79,315	2,946
	Southern Missouri Bancorp Inc.	44,498	2,921
	Peapack-Gladstone Financial Corp.	78,242	2,828
	Claros Mortgage Trust Inc.	402,897	2,736
	Tiptree Inc.	119,268	2,718
	Farmers National Banc Corp.	172,814	2,705
	CNB Financial Corp.	96,855	2,703
	P10 Inc. Class A	191,157	2,695
	SmartFinancial Inc.	74,264	2,693
	First Financial Corp.	54,055	2,640
*	Ambac Financial Group Inc.	205,433	2,638
[1]	Orchid Island Capital Inc.	337,268	2,627
	New York Mortgage Trust Inc.	426,028	2,616
	Midland States Bancorp Inc.	96,356	2,587
	Great Southern Bancorp Inc.	40,353	2,585
	Esquire Financial Holdings Inc.	33,133	2,574
	Five Star Bancorp	78,111	2,574
	HomeTrust Bancshares Inc.	69,073	2,562
	Capital City Bank Group Inc.	64,954	2,557
	TPG RE Finance Trust Inc.	279,238	2,549
	Arrow Financial Corp.	77,165	2,545
	Universal Insurance Holdings Inc.	111,978	2,534
	Bar Harbor Bankshares	70,145	2,525
	GCM Grosvenor Inc. Class A	199,235	2,473
	Northfield Bancorp Inc.	183,987	2,462
	Peoples Financial Services Corp.	43,432	2,397
	Shore Bancshares Inc.	143,911	2,367
	First Foundation Inc.	297,142	2,362
*	Columbia Financial Inc.	128,064	2,335
	Alerus Financial Corp.	105,117	2,317
	HarborOne Bancorp Inc.	179,754	2,315
	Flushing Financial Corp.	128,898	2,287
	Mid Penn Bancorp Inc.	70,454	2,258
	MidWestOne Financial Group Inc.	68,163	2,246
	South Plains Financial Inc.	55,296	2,150

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Northrim BanCorp Inc.	25,116	2,137
[1]	Hingham Institution for Savings	7,380	2,090
*	LendingTree Inc.	46,975	2,077
	Diamond Hill Investment Group Inc.	12,472	2,062
*	California BanCorp	115,037	2,061
	Kearny Financial Corp.	256,596	2,032
	Farmers & Merchants Bancorp Inc.	60,020	2,012
*	Carter Bankshares Inc.	106,635	1,992
*	World Acceptance Corp.	16,192	1,958
	Financial Institutions Inc.	71,400	1,939
*	Greenlight Capital Re Ltd. Class A	129,138	1,928
	Invesco Mortgage Capital Inc. REIT	229,481	1,916
	Investors Title Co.	6,684	1,915
	Sierra Bancorp	60,726	1,911
	Bank of Marin Bancorp	74,925	1,894
*	Third Coast Bancshares Inc.	53,328	1,893
*	Selectquote Inc.	627,131	1,875
	First Business Financial Services Inc.	37,336	1,871
	RBB Bancorp	77,974	1,860
	ACNB Corp.	38,841	1,820
	West BanCorp Inc.	75,721	1,807
	Northeast Community Bancorp Inc.	58,343	1,759
	Community West Bancshares	79,046	1,733
	Enterprise Bancorp Inc.	46,462	1,719
	Home Bancorp Inc.	33,379	1,693
	Civista Bancshares Inc.	71,962	1,646
*	Southern First Bancshares Inc.	36,484	1,630
	First Internet Bancorp	38,239	1,603
	NewtekOne Inc.	108,464	1,573
*	American Coastal Insurance Corp. Class C	112,877	1,550
	Unity Bancorp Inc.	33,680	1,529
	FS Bancorp Inc.	31,671	1,511
	Citizens Financial Services Inc.	21,398	1,511
	First Bank	98,641	1,459
	ChoiceOne Financial Services Inc.	38,902	1,458
	Southern States Bancshares Inc.	39,040	1,453
	First of Long Island Corp.	100,265	1,451
	BayCom Corp.	49,904	1,447
	Orange County Bancorp Inc.	24,238	1,446
	HBT Financial Inc.	60,307	1,444
*	MBIA Inc.	209,107	1,441
	First Bancorp Inc. (XNGS)	50,187	1,434
	Citizens & Northern Corp.	69,763	1,429
*	Bridgewater Bancshares Inc.	94,624	1,410
	Guaranty Bancshares Inc.	37,700	1,388
	Colony Bankcorp Inc.	77,685	1,370
*	Porch Group Inc.	371,026	1,358
*	Heritage Insurance Holdings Inc.	106,863	1,328
	John Marshall Bancorp Inc.	58,575	1,327
	Plumas Bancorp	26,152	1,310
	Red River Bancshares Inc.	21,600	1,297
	Chicago Atlantic Real Estate Finance Inc.	79,614	1,283
	Capital Bancorp Inc.	43,406	1,257
*	Bowhead Specialty Holdings Inc.	34,020	1,253
	Donegal Group Inc. Class A	72,436	1,205
	Fidelity D&D Bancorp Inc.	22,278	1,196
	Regional Management Corp.	39,078	1,193
	Primis Financial Corp.	94,791	1,185
	MVB Financial Corp.	54,169	1,169
*	Ponce Financial Group Inc.	90,313	1,168
	Parke Bancorp Inc.	49,411	1,167
	Timberland Bancorp Inc.	35,125	1,138
	Waterstone Financial Inc.	75,230	1,135
*	FVCBankcorp Inc.	77,122	1,109
	PCB Bancorp	50,923	1,094
	Norwood Financial Corp.	34,854	1,077
*	Blue Foundry Bancorp	96,609	1,071
	LCNB Corp.	60,104	1,054
	Middlefield Banc Corp.	33,933	1,051
	Investar Holding Corp.	43,582	1,038

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Bankwell Financial Group Inc.	30,773	1,020
*	HomeStreet Inc.	85,450	1,015
	USCB Financial Holdings Inc.	49,283	1,009
	Oak Valley Bancorp	32,241	1,005
	Greene County Bancorp Inc.	32,931	1,002
*	Onity Group Inc.	30,728	949
	BCB Bancorp Inc.	70,129	931
	AG Mortgage Investment Trust Inc.	134,668	920
	Princeton Bancorp Inc.	24,313	901
	Bank7 Corp.	18,883	900
	Virginia National Bankshares Corp.	21,978	897
	NexPoint Diversified Real Estate Trust	154,932	897
	National Bankshares Inc.	27,139	871
*	Velocity Financial Inc.	42,562	871
*	Provident Bancorp Inc.	73,238	855
	Crawford & Co. Class A	71,047	842
*	First Western Financial Inc.	37,722	838
	Granite Point Mortgage Trust Inc.	235,551	836
	Medallion Financial Corp.	88,046	829
	Silvercrest Asset Management Group Inc. Class A	44,574	817
	Chemung Financial Corp.	15,596	816
	ESSA Bancorp Inc.	39,235	811
	Seven Hills Realty Trust	60,217	802
	Linkbancorp Inc.	103,880	789
	Advanced Flower Capital Inc.	79,503	774
*	AlTi Global Inc.	157,597	749
	First Financial Northwest Inc.	32,953	745
	OppFi Inc.	89,755	732
	Ames National Corp.	40,734	692
	James River Group Holdings Ltd.	146,404	687
	Nexpoint Real Estate Finance Inc.	38,371	682
*	Maiden Holdings Ltd.	412,393	672
	Peoples Bancorp of North Carolina Inc.	20,454	655
*	Pioneer Bancorp Inc.	54,807	646
*	NI Holdings Inc.	37,057	598
*	Forge Global Holdings Inc.	538,983	588
[1]	B Riley Financial Inc.	95,452	559
	Angel Oak Mortgage REIT Inc.	55,705	546
*	Kingsway Financial Services Inc.	60,416	533
*	Sterling Bancorp Inc.	99,818	485
	Sunrise Realty Trust Inc.	26,858	417
*	Consumer Portfolio Services Inc.	39,632	411
*	GoHealth Inc. Class A	21,848	280
*	SWK Holdings Corp.	15,686	250
	Value Line Inc.	3,618	188
*,1	Prairie Operating Co.	20,049	171
	MarketWise Inc.	180,144	94
*,1	Roadzen Inc.	71,200	76
			2,491,442
Health Care (16.3%)
*	Insmed Inc.	738,976	55,541
*	Vaxcyte Inc.	561,535	52,975
*	REVOLUTION Medicines Inc.	716,633	41,457
*	HealthEquity Inc.	398,091	40,422
	Ensign Group Inc.	260,953	38,154
*	Glaukos Corp.	230,065	33,049
*	Lantheus Holdings Inc.	323,789	28,905
*	Hims & Hers Health Inc.	892,410	28,753
*	Blueprint Medicines Corp.	295,715	28,501
*	Halozyme Therapeutics Inc.	586,561	28,272
*	Merit Medical Systems Inc.	268,883	27,937
*	Cytokinetics Inc.	537,536	27,877
*	Madrigal Pharmaceuticals Inc.	82,506	27,078
*	RadNet Inc.	310,926	25,421
*	Crinetics Pharmaceuticals Inc.	412,580	23,600
*	Krystal Biotech Inc.	116,671	23,033
*	TG Therapeutics Inc.	656,578	22,849
*	Alkermes plc	770,704	22,366
*	Integer Holdings Corp.	156,743	22,022

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Corcept Therapeutics Inc.	380,289	21,935
*	Avidity Biosciences Inc.	508,120	21,864
*	ADMA Biologics Inc.	1,058,970	21,296
*	Haemonetics Corp.	235,965	20,640
*	Guardant Health Inc.	555,180	19,770
*	Prestige Consumer Healthcare Inc.	232,931	19,746
*	Option Care Health Inc.	807,177	19,211
*	PROCEPT BioRobotics Corp.	199,199	19,041
*	Bridgebio Pharma Inc.	661,454	17,919
*	Arcellx Inc.	202,755	17,857
*	Axsome Therapeutics Inc.	171,415	16,836
*	ICU Medical Inc.	100,820	16,530
*	Biohaven Ltd.	353,289	16,255
*	Rhythm Pharmaceuticals Inc.	257,613	15,982
*	Agios Pharmaceuticals Inc.	265,822	15,787
*	Nuvalent Inc. Class A	162,999	15,759
*	PTC Therapeutics Inc.	358,289	15,722
*	Veracyte Inc.	361,598	15,531
*	CorVel Corp.	41,702	15,238
*	Denali Therapeutics Inc.	585,155	14,629
*	Arrowhead Pharmaceuticals Inc.	560,808	14,598
*	Neogen Corp.	1,026,591	14,557
*	Amicus Therapeutics Inc.	1,380,620	13,779
*	LivaNova plc	256,607	13,472
*	SpringWorks Therapeutics Inc.	322,852	13,392
*	Twist Bioscience Corp.	270,107	13,284
*	Vericel Corp.	228,007	13,256
*,1	TransMedics Group Inc.	151,075	13,100
*	Inari Medical Inc.	249,091	12,933
*	Scholar Rock Holding Corp.	321,579	12,831
*	iRhythm Technologies Inc.	147,133	12,795
*	Protagonist Therapeutics Inc.	275,163	12,052
*	Dyne Therapeutics Inc.	379,948	11,630
*	Catalyst Pharmaceuticals Inc.	525,866	11,606
[1]	Concentra Group Holdings Parent Inc.	517,527	11,292
*	Edgewise Therapeutics Inc.	341,455	11,268
*	Geron Corp. (XNGS)	2,732,366	11,257
*	Iovance Biotherapeutics Inc.	1,189,087	11,082
*	UFP Technologies Inc.	34,172	11,035
	CONMED Corp.	145,194	10,750
	Select Medical Holdings Corp.	509,148	10,748
*	Ideaya Biosciences Inc.	390,568	10,686
*	NeoGenomics Inc.	599,026	10,621
*	Privia Health Group Inc.	479,214	10,294
*	Akero Therapeutics Inc.	319,200	10,246
	LeMaitre Vascular Inc.	95,394	10,206
*	Addus HomeCare Corp.	82,014	10,075
*	Novocure Ltd.	501,165	10,043
*	Omnicell Inc.	214,196	9,979
*	Beam Therapeutics Inc.	359,164	9,830
*	Kymera Therapeutics Inc.	208,924	9,788
*	Ligand Pharmaceuticals Inc.	80,156	9,737
*	Teladoc Health Inc.	801,967	9,608
*	Tandem Diabetes Care Inc.	304,159	9,316
*	Warby Parker Inc. Class A	410,644	9,256
*	ACADIA Pharmaceuticals Inc.	563,303	9,193
*	Vera Therapeutics Inc.	183,336	9,121
*	Tarsus Pharmaceuticals Inc.	173,122	9,080
*	Astrana Health Inc.	202,495	8,758
*	Supernus Pharmaceuticals Inc.	236,329	8,643
*	Surgery Partners Inc.	361,659	8,622
*	Mirum Pharmaceuticals Inc.	184,746	8,539
*	MannKind Corp.	1,247,674	8,459
*	Celldex Therapeutics Inc.	304,195	8,347
*	Recursion Pharmaceuticals Inc. Class A	1,172,644	8,291
*	Amphastar Pharmaceuticals Inc.	180,727	8,167
*	Arvinas Inc.	302,760	8,090
*	AtriCure Inc.	222,813	8,057
*	Apogee Therapeutics Inc.	177,867	8,031
*	Keros Therapeutics Inc.	138,756	8,012

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Dynavax Technologies Corp.	620,345	7,978
	Patterson Cos. Inc.	371,151	7,976
*	RxSight Inc.	168,552	7,902
*	Integra LifeSciences Holdings Corp.	318,379	7,826
*	CG oncology Inc.	222,735	7,740
*	Immunovant Inc.	273,418	7,710
*,1	Summit Therapeutics Inc. (XNMS)	411,752	7,601
	National HealthCare Corp.	58,849	7,368
*	Inmode Ltd.	374,238	7,309
*	BioCryst Pharmaceuticals Inc.	972,663	7,295
*	Ocular Therapeutix Inc.	732,461	7,244
*	Xencor Inc.	280,028	7,169
*	Intellia Therapeutics Inc.	454,469	7,099
*	Evolent Health Inc. Class A	543,511	7,022
	US Physical Therapy Inc.	70,563	6,969
*	Myriad Genetics Inc.	421,032	6,850
*	STAAR Surgical Co.	232,983	6,780
*	Nurix Therapeutics Inc.	299,718	6,627
*	Travere Therapeutics Inc.	346,857	6,524
*	Arcutis Biotherapeutics Inc.	499,543	6,514
*	Praxis Precision Medicines Inc.	81,183	6,508
*	Syndax Pharmaceuticals Inc.	387,649	6,481
*	Viridian Therapeutics Inc.	294,908	6,355
*	Waystar Holding Corp.	202,490	6,253
*	Ardelyx Inc.	1,094,633	6,207
*	Amneal Pharmaceuticals Inc.	748,936	6,194
*	Progyny Inc.	397,752	6,193
*	Harrow Inc.	143,852	6,029
*	Janux Therapeutics Inc.	131,980	5,967
*	Pediatrix Medical Group Inc.	397,504	5,947
*	Alignment Healthcare Inc.	470,594	5,934
*	Disc Medicine Inc.	92,681	5,881
*	CareDx Inc.	238,043	5,842
*	Novavax Inc.	665,477	5,803
*	Soleno Therapeutics Inc.	108,660	5,727
	Embecta Corp.	273,334	5,694
*	Aurinia Pharmaceuticals Inc.	630,025	5,582
*	WaVe Life Sciences Ltd.	364,521	5,504
*	Artivion Inc.	186,196	5,497
*	Phreesia Inc.	260,388	5,476
*	MiMedx Group Inc.	557,637	5,158
*	Brookdale Senior Living Inc.	903,074	5,129
*	Alphatec Holdings Inc.	482,416	5,056
*	ANI Pharmaceuticals Inc.	87,231	4,992
*	Innoviva Inc.	260,289	4,943
*	LifeStance Health Group Inc.	656,308	4,935
*	Harmony Biosciences Holdings Inc.	141,887	4,919
*	BrightSpring Health Services Inc.	253,813	4,899
*	Avadel Pharmaceuticals plc	435,332	4,815
*	AdaptHealth Corp.	479,840	4,813
*	Owens & Minor Inc.	355,032	4,782
*	Collegium Pharmaceutical Inc.	153,420	4,679
*	BioLife Solutions Inc.	170,005	4,670
*	Spyre Therapeutics Inc.	162,647	4,624
*	GeneDx Holdings Corp.	58,848	4,613
*	Rocket Pharmaceuticals Inc.	311,415	4,481
*	Healthcare Services Group Inc.	346,336	4,274
*	Pennant Group Inc.	133,796	4,172
*	Cogent Biosciences Inc.	432,531	4,113
*	Avanos Medical Inc.	214,271	4,105
*	Enliven Therapeutics Inc.	165,610	4,038
*	Replimune Group Inc.	286,586	4,035
*,1	ArriVent Biopharma Inc.	132,485	3,969
*	Arcus Biosciences Inc.	256,906	3,967
*	Neumora Therapeutics Inc.	396,638	3,943
*	Kiniksa Pharmaceuticals International plc	175,491	3,875
	HealthStream Inc.	114,440	3,788
*	Kura Oncology Inc.	339,551	3,749
*	Cytek Biosciences Inc.	571,795	3,734
*	Zymeworks Inc.	261,870	3,690

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Pliant Therapeutics Inc.	267,070	3,686
*	Castle Biosciences Inc.	121,288	3,673
*	Pacira BioSciences Inc.	215,518	3,644
*	Avid Bioservices Inc.	293,543	3,605
*	89bio Inc.	395,658	3,557
*	Evolus Inc.	258,873	3,544
*,1	ImmunityBio Inc.	677,405	3,414
*	Day One Biopharmaceuticals Inc.	244,529	3,406
*	ARS Pharmaceuticals Inc.	232,423	3,372
*	Vir Biotechnology Inc.	422,439	3,363
*,1	Anavex Life Sciences Corp.	351,382	3,324
*	Immunome Inc.	243,467	3,299
*	Cullinan Therapeutics Inc.	243,255	3,272
*	Prothena Corp. plc	199,034	3,226
*	Adaptive Biotechnologies Corp.	541,811	3,218
*	Liquidia Corp.	272,508	3,147
*	Orthofix Medical Inc.	159,247	3,110
*	Varex Imaging Corp.	183,297	3,057
*	agilon health Inc.	1,444,695	3,019
*	Poseida Therapeutics Inc.	321,585	2,994
*,1	Omeros Corp.	262,051	2,974
*	Maravai LifeSciences Holdings Inc. Class A	522,478	2,962
*	Cargo Therapeutics Inc.	161,682	2,939
*	PACS Group Inc.	185,001	2,925
*	ORIC Pharmaceuticals Inc.	290,259	2,874
*,1	Altimmune Inc.	332,812	2,852
*	Tourmaline Bio Inc.	109,145	2,842
*	Axogen Inc.	198,605	2,761
*	Mind Medicine MindMed Inc.	336,830	2,752
*	Dianthus Therapeutics Inc.	111,759	2,681
*	Taysha Gene Therapies Inc.	805,161	2,609
*	SI-BONE Inc.	192,189	2,606
*	Surmodics Inc.	64,964	2,563
*	Standard BioTools Inc.	1,382,573	2,544
*,1	CorMedix Inc.	257,166	2,536
*	Esperion Therapeutics Inc.	885,010	2,478
*	Nuvation Bio Inc.	850,248	2,466
*,1	Pacific Biosciences of California Inc.	1,281,189	2,447
*	Annexon Inc.	452,633	2,440
*	Health Catalyst Inc.	273,610	2,416
*	Erasca Inc.	837,272	2,395
*	Arbutus Biopharma Corp.	683,342	2,364
*,1	OPKO Health Inc.	1,523,548	2,346
*	Ironwood Pharmaceuticals Inc.	665,359	2,342
*	Entrada Therapeutics Inc.	115,969	2,307
*,1	Capricor Therapeutics Inc.	121,053	2,301
*	AnaptysBio Inc.	91,446	2,282
*	Paragon 28 Inc.	220,797	2,276
*	Rigel Pharmaceuticals Inc.	81,977	2,263
*,1	UroGen Pharma Ltd.	176,854	2,246
	Phibro Animal Health Corp. Class A	95,500	2,232
*	Astria Therapeutics Inc.	210,935	2,192
*	Relay Therapeutics Inc.	464,630	2,184
*	Tactile Systems Technology Inc.	110,977	2,168
*	REGENXBIO Inc.	218,410	2,167
*	Bioventus Inc. Class A	175,897	2,162
*	Xeris Biopharma Holdings Inc.	658,059	2,158
	LENZ Therapeutics Inc.	59,074	2,103
*	EyePoint Pharmaceuticals Inc.	236,916	2,097
*	Quanterix Corp.	168,118	2,073
*	DocGo Inc.	476,214	2,062
*	Y-mAbs Therapeutics Inc.	172,423	2,055
	iRadimed Corp.	37,988	2,049
*	Monte Rosa Therapeutics Inc.	196,102	2,032
*	Community Health Systems Inc.	588,026	2,023
*	Aura Biosciences Inc.	217,322	2,023
*	Stoke Therapeutics Inc.	166,751	2,019
*	Akebia Therapeutics Inc.	974,210	2,007
*	OrthoPediatrics Corp.	76,981	2,000
*	Talkspace Inc.	575,515	1,968

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Arcturus Therapeutics Holdings Inc.	106,938	1,961
*	Treace Medical Concepts Inc.	228,587	1,948
*	Olema Pharmaceuticals Inc.	186,889	1,891
*	Zimvie Inc.	126,928	1,873
*,1	Humacyte Inc.	413,642	1,870
*	Verve Therapeutics Inc.	332,754	1,867
*	4D Molecular Therapeutics Inc.	236,376	1,853
*,1	Pulse Biosciences Inc.	86,189	1,844
*	Zevra Therapeutics Inc.	196,682	1,835
*	KalVista Pharmaceuticals Inc.	180,399	1,815
*	Savara Inc.	538,234	1,808
*	Enhabit Inc.	233,469	1,805
*	ChromaDex Corp.	229,226	1,770
*	Aquestive Therapeutics Inc.	347,478	1,769
*	Revance Therapeutics Inc.	487,326	1,759
*	Fulgent Genetics Inc.	95,194	1,742
*	MaxCyte Inc.	489,948	1,739
*	Sana Biotechnology Inc.	621,599	1,728
*	Mineralys Therapeutics Inc.	133,785	1,708
*	OmniAb Inc.	432,597	1,691
*	Terns Pharmaceuticals Inc.	269,287	1,680
*,1	Nano-X Imaging Ltd.	254,071	1,641
*	Celcuity Inc.	125,809	1,610
*	Theravance Biopharma Inc.	172,212	1,593
	SIGA Technologies Inc.	217,080	1,580
*	Cerus Corp.	845,208	1,564
*	Acelyrin Inc.	341,580	1,554
*	Avita Medical Inc.	119,385	1,531
*	Tyra Biosciences Inc.	96,584	1,514
*	Codexis Inc.	327,189	1,499
*	Fate Therapeutics Inc.	468,783	1,486
*	Allogene Therapeutics Inc.	598,185	1,484
*	Korro Bio Inc.	28,433	1,480
*	Voyager Therapeutics Inc.	215,563	1,479
*	Phathom Pharmaceuticals Inc.	160,199	1,421
	National Research Corp.	71,937	1,414
*	Aveanna Healthcare Holdings Inc.	243,456	1,414
*	Sage Therapeutics Inc.	255,325	1,397
*	Viemed Healthcare Inc.	160,886	1,395
*	Vanda Pharmaceuticals Inc.	267,179	1,376
*	Accolade Inc.	339,783	1,312
*	Organogenesis Holdings Inc.	336,424	1,302
*	OraSure Technologies Inc.	338,294	1,286
*	Semler Scientific Inc.	22,252	1,269
*	XOMA Royalty Corp.	37,910	1,268
*	Larimar Therapeutics Inc.	198,478	1,256
*	C4 Therapeutics Inc.	274,383	1,248
*	AngioDynamics Inc.	178,668	1,238
*	Atea Pharmaceuticals Inc.	362,125	1,238
*	Neurogene Inc.	48,650	1,237
*	MeiraGTx Holdings plc	181,711	1,230
*	Mersana Therapeutics Inc.	531,093	1,211
*	Jasper Therapeutics Inc.	53,088	1,211
*	Third Harmonic Bio Inc.	93,279	1,190
*,1	Ocugen Inc.	1,198,180	1,177
*	Pulmonx Corp.	177,678	1,146
*	Aldeyra Therapeutics Inc.	233,555	1,144
*	Absci Corp.	374,041	1,141
*	Fulcrum Therapeutics Inc.	293,171	1,129
*	LifeMD Inc.	167,985	1,107
*	Perspective Therapeutics Inc.	252,118	1,097
*	Anika Therapeutics Inc.	61,754	1,094
*	Inogen Inc.	111,161	1,079
*	iTeos Therapeutics Inc.	124,572	1,065
*	MacroGenics Inc.	287,888	1,034
	Utah Medical Products Inc.	15,631	1,020
*	Sutro Biopharma Inc.	383,423	1,016
*	Kodiak Sciences Inc.	151,342	1,009
*,1	Rapport Therapeutics Inc.	43,996	1,005
*	Accuray Inc.	449,271	1,002

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Alector Inc.	378,115	979
*	ModivCare Inc.	51,860	974
*	Zentalis Pharmaceuticals Inc.	267,706	966
*	Verastem Inc.	180,285	963
*,1	ProKidney Corp.	480,837	962
*	Nektar Therapeutics	835,970	953
*	CVRx Inc.	62,064	951
*	Foghorn Therapeutics Inc.	118,072	943
*	Biomea Fusion Inc.	129,219	936
*	Lexeo Therapeutics Inc.	112,257	924
*	Tenaya Therapeutics Inc.	258,022	921
*	Applied Therapeutics Inc.	452,531	919
*,1	ADC Therapeutics SA	379,397	918
*	Ardent Health Partners Inc.	57,170	914
*	2seventy bio Inc.	228,893	913
*	Design Therapeutics Inc.	146,662	880
*	Tango Therapeutics Inc.	223,414	880
*,1	Prime Medicine Inc.	265,682	874
*	Editas Medicine Inc.	388,180	870
*	Sera Prognostics Inc. Class A	129,092	870
*	Corbus Pharmaceuticals Holdings Inc.	48,419	863
*	TScan Therapeutics Inc.	179,593	857
*,1	Artiva Biotherapeutics Inc.	66,714	853
*	Caribou Biosciences Inc.	385,275	844
*	Biote Corp. Class A	126,631	837
*	InfuSystem Holdings Inc.	93,459	832
*	Inhibrx Biosciences Inc.	54,304	829
*	Enanta Pharmaceuticals Inc.	94,247	811
*	Cabaletta Bio Inc.	208,410	796
*	Trevi Therapeutics Inc.	274,750	791
*	Lifecore Biomedical Inc.	105,738	784
*	Compass Therapeutics Inc.	477,651	779
*	Nevro Corp.	168,987	777
*	Atossa Therapeutics Inc.	592,162	770
*,1	Q32 Bio Inc.	28,169	758
*	Ventyx Biosciences Inc.	282,054	756
*,1	Cassava Sciences Inc.	191,138	734
*,1	IGM Biosciences Inc.	71,368	717
*	Achieve Life Sciences Inc.	161,423	712
*	XBiotech Inc.	93,477	711
*	Nkarta Inc.	247,670	711
*	Lyell Immunopharma Inc.	752,479	711
*	Sanara Medtech Inc.	18,649	678
*	NeuroPace Inc.	63,409	672
*	Fennec Pharmaceuticals Inc.	110,160	668
*	Puma Biotechnology Inc.	194,183	658
*	Sight Sciences Inc.	164,613	657
*	Inozyme Pharma Inc.	241,682	655
*,1	Heron Therapeutics Inc.	549,920	654
*	Adverum Biotechnologies Inc.	97,113	645
*,1	Cartesian Therapeutics Inc.	33,777	636
*,1	MediWound Ltd.	36,238	633
*	Coherus Biosciences Inc.	516,753	630
*,1	Zura Bio Ltd.	204,680	624
*	Stereotaxis Inc.	256,771	614
*	Orchestra BioMed Holdings Inc.	108,892	613
*	Solid Biosciences Inc.	105,595	602
*,1	Zynex Inc.	71,742	597
*	Joint Corp.	50,840	592
*	Quantum-Si Inc.	468,929	586
*,1	Alumis Inc.	63,240	586
*	Precigen Inc.	592,826	553
*	Inovio Pharmaceuticals Inc.	123,016	531
*	Quipt Home Medical Corp.	191,086	512
*	Nautilus Biotechnology Inc.	228,339	511
*	Black Diamond Therapeutics Inc.	185,924	493
*	scPharmaceuticals Inc.	133,179	482
*	Cardiff Oncology Inc.	183,631	479
*	Regulus Therapeutics Inc.	295,792	476
*	Pyxis Oncology Inc.	228,752	460

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Kyverna Therapeutics Inc.	78,707	454
*	OptimizeRx Corp.	82,578	450
*	Acumen Pharmaceuticals Inc.	196,244	445
*,1	Candel Therapeutics Inc.	93,231	439
*,1	Climb Bio Inc.	134,791	435
*	Alto Neuroscience Inc.	98,293	433
*	Lexicon Pharmaceuticals Inc.	537,931	432
*	Innovage Holding Corp.	88,803	432
*,1	AirSculpt Technologies Inc.	62,266	425
*	Sonida Senior Living Inc.	16,156	421
*	Acrivon Therapeutics Inc.	55,425	420
*	Harvard Bioscience Inc.	190,677	419
*,1	Gyre Therapeutics Inc.	32,837	411
*,1	Fractyl Health Inc.	156,239	400
*	Contineum Therapeutics Inc. Class A	26,770	399
*,1	Greenwich Lifesciences Inc.	27,948	398
*	Lineage Cell Therapeutics Inc.	691,723	396
*	Century Therapeutics Inc.	215,190	370
*	PepGen Inc.	72,717	367
*,1	Bluebird Bio Inc.	897,343	363
*,1	Skye Bioscience Inc.	80,142	360
*	Generation Bio Co.	231,783	352
*	Agenus Inc.	99,856	342
*	Fibrobiologics Inc.	129,664	340
*,1	Inmune Bio Inc.	63,360	320
*	Ovid therapeutics Inc.	275,893	315
*	X4 Pharmaceuticals Inc.	786,699	309
*	908 Devices Inc.	110,760	303
*	Werewolf Therapeutics Inc.	142,933	286
*	HilleVax Inc.	147,380	284
*	CervoMed Inc.	25,832	279
*,1	Galectin Therapeutics Inc.	95,270	275
*,1	Akoya Biosciences Inc.	124,114	273
*	Invivyd Inc.	371,464	260
*	ALX Oncology Holdings Inc.	155,188	230
*	Actinium Pharmaceuticals Inc.	140,547	202
*	Shattuck Labs Inc.	183,406	202
*	Rapt Therapeutics Inc.	140,193	177
*	Renovaro Inc.	228,768	173
*	Aerovate Therapeutics Inc.	62,964	166
*	Elevation Oncology Inc.	244,499	156
*,1	Outlook Therapeutics Inc.	70,133	144
*,1	Tevogen Bio Holdings Inc.	102,358	134
*	Verrica Pharmaceuticals Inc.	88,810	114
*,1	Zenas Biopharma Inc.	9,782	113
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $1,735)	165,557	96
*	Bicara Therapeutics Inc.	4,560	95
*	Telomir Pharmaceuticals Inc.	22,489	90
*	Upstream Bio Inc.	3,943	86
*,4	Inhibrx Inc.	129,632	84
*	Boundless Bio Inc.	29,218	80
*	MBX Biosciences Inc.	3,258	66
*	Ceribell Inc.	2,301	66
*	Prelude Therapeutics Inc.	61,674	65
*	Metagenomi Inc.	29,217	60
*	BioAge Labs Inc.	2,598	49
*	Lyra Therapeutics Inc.	226,697	47
*	Septerna Inc.	1,306	33
*,1,4	Tobira Therapeutics Inc. CVR	6,227	28
*	CAMP4 Therapeutics Corp.	3,290	16
*,1	Conduit Pharmaceuticals Inc.	107,557	11
*,4	Flexion Therape CVR	111	—
*,4	OmniAb Inc. 12.5 Earnout	14,203	—
*,4	OmniAb Inc. 15 Earnout	14,203	—
*,4	Chinook Therapeutics Inc. CVR	704	—
			2,235,381
Industrials (19.4%)
	FTAI Aviation Ltd.	477,561	80,622
	Applied Industrial Technologies Inc.	180,717	49,647

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Fluor Corp.	802,797	45,061
*,1	Rocket Lab USA Inc.	1,636,111	44,633
*	Chart Industries Inc.	202,136	39,063
*	SPX Technologies Inc.	211,694	37,351
*	ExlService Holdings Inc.	738,784	34,250
*	Beacon Roofing Supply Inc.	299,479	33,847
*	Modine Manufacturing Co.	242,885	32,981
	CSW Industrials Inc.	77,871	32,892
	Herc Holdings Inc.	132,352	30,706
	Badger Meter Inc.	138,149	29,953
	Moog Inc. Class A	133,607	29,563
*	Summit Materials Inc. Class A	569,267	28,998
*	Aurora Innovation Inc.	4,404,359	28,496
*	ACI Worldwide Inc.	495,664	28,164
	Watts Water Technologies Inc. Class A	128,745	27,782
*	Sterling Infrastructure Inc.	142,195	27,650
*	Knife River Corp.	267,084	27,643
	Federal Signal Corp.	282,782	27,546
	GATX Corp.	167,767	27,541
	Boise Cascade Co.	186,214	27,485
	Zurn Elkay Water Solutions Corp.	676,716	26,947
	Installed Building Products Inc.	112,699	25,779
*	Bloom Energy Corp. Class A	935,466	25,679
*	Itron Inc.	215,921	25,593
	Arcosa Inc.	228,217	24,793
	Matson Inc.	159,868	24,489
*	Dycom Industries Inc.	133,557	24,195
*	AeroVironment Inc.	123,104	23,944
	Exponent Inc.	237,674	23,461
	Belden Inc.	190,562	23,325
	Franklin Electric Co. Inc.	212,929	23,060
	Kadant Inc.	55,134	22,759
	Maximus Inc.	286,653	21,356
	Primoris Services Corp.	251,305	21,037
	Granite Construction Inc.	206,921	20,562
*	Construction Partners Inc. Class A	201,915	20,517
	Brink's Co.	211,203	20,425
	HB Fuller Co.	257,380	19,790
*	ASGN Inc.	212,127	19,420
*	RXO Inc.	637,980	19,235
	Korn Ferry	244,237	19,134
*	GMS Inc.	188,220	18,888
*	Kratos Defense & Security Solutions Inc.	696,085	18,857
	John Bean Technologies Corp.	149,453	18,834
	Enpro Inc.	98,784	18,680
*	Resideo Technologies Inc.	686,704	18,665
*	CBIZ Inc.	225,357	18,610
*	Verra Mobility Corp.	782,948	18,525
	Mueller Water Products Inc. Class A	730,395	18,289
	EnerSys	188,052	18,177
	ESCO Technologies Inc.	121,733	18,066
	Terex Corp.	313,379	17,170
	Atmus Filtration Technologies Inc.	393,886	17,051
	ABM Industries Inc.	297,175	16,989
*,1	Joby Aviation Inc.	1,892,105	16,934
	Atkore Inc.	172,796	16,296
*	Alight Inc. Class A	1,993,243	15,946
*	Mirion Technologies Inc.	940,941	15,874
	Otter Tail Corp.	194,598	15,692
	Griffon Corp.	176,787	14,903
	Hub Group Inc. Class A	287,008	14,821
*	Payoneer Global Inc.	1,332,545	14,538
	Trinity Industries Inc.	384,423	14,493
	UniFirst Corp.	70,843	14,230
*	Remitly Global Inc.	691,855	14,225
	TriNet Group Inc.	150,271	14,040
	McGrath RentCorp.	114,747	13,982
	Patrick Industries Inc.	101,592	13,653
*	OSI Systems Inc.	76,113	13,502
	Insperity Inc.	168,914	13,319

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Flywire Corp.	568,168	12,903
	AZZ Inc.	138,031	12,856
*	StoneCo. Ltd. Class A	1,347,060	12,770
	ArcBest Corp.	110,725	12,764
	Enerpac Tool Group Corp.	255,946	12,352
*	MYR Group Inc.	77,114	12,176
	ICF International Inc.	87,742	12,158
	Albany International Corp. Class A	146,584	12,152
*	Leonardo DRS Inc.	345,687	12,020
*	IES Holdings Inc.	38,709	11,994
	Werner Enterprises Inc.	289,902	11,851
	Powell Industries Inc.	43,954	11,752
*	CoreCivic Inc.	518,914	11,587
*	WNS Holdings Ltd.	212,979	11,550
	Standex International Corp.	54,744	11,381
*	AAR Corp.	162,267	11,281
	Hillenbrand Inc.	330,771	11,256
	Scorpio Tankers Inc.	220,446	11,168
*	NCR Atleos Corp.	339,483	11,138
	EVERTEC Inc.	303,205	10,915
	Kennametal Inc.	372,098	10,679
*	Mercury Systems Inc.	257,445	10,589
*	Hillman Solutions Corp.	925,340	10,549
*,1	Archer Aviation Inc. Class A	1,097,888	10,507
*	Gibraltar Industries Inc.	143,873	10,422
*	Masterbrand Inc.	595,202	10,297
	Barnes Group Inc.	218,380	10,229
*	Huron Consulting Group Inc.	82,641	10,149
*	Upwork Inc.	584,752	9,923
	Greenbrier Cos. Inc.	144,317	9,814
	Alamo Group Inc.	48,149	9,627
*	AvidXchange Holdings Inc.	817,695	9,354
*	O-I Glass Inc.	729,241	9,188
	Argan Inc.	58,286	9,089
	H&E Equipment Services Inc.	151,539	9,053
	VSE Corp.	74,794	8,770
	Apogee Enterprises Inc.	103,001	8,674
	Tecnoglass Inc.	105,674	8,565
*	Marqeta Inc. Class A	2,193,847	8,512
	Greif Inc. Class A	117,675	8,358
	Helios Technologies Inc.	156,547	8,191
	Tennant Co.	89,203	7,883
*,1	PureCycle Technologies Inc.	579,826	7,709
	United States Lime & Minerals Inc.	49,574	7,585
	REV Group Inc.	241,531	7,492
	International Seaways Inc.	190,018	7,411
*	Donnelley Financial Solutions Inc.	121,547	7,323
	Lindsay Corp.	51,002	6,772
*,1	Enovix Corp.	721,885	6,677
*	American Woodmark Corp.	73,340	6,658
*	Triumph Group Inc.	344,511	6,632
*	Cimpress plc	81,333	6,531
*	PagSeguro Digital Ltd. Class A	887,537	6,515
	Napco Security Technologies Inc.	165,728	6,501
	Quanex Building Products Corp.	208,498	6,205
*	Blue Bird Corp.	151,367	6,153
	Pitney Bowes Inc.	755,123	6,086
	CRA International Inc.	30,999	6,046
	DHT Holdings Inc.	635,139	5,983
	SFL Corp. Ltd.	560,086	5,892
*	NV5 Global Inc.	269,162	5,857
	Golden Ocean Group Ltd.	572,003	5,720
*	Vicor Corp.	107,351	5,712
*	Tutor Perini Corp.	203,185	5,523
*	First Advantage Corp.	282,212	5,427
*	Air Transport Services Group Inc.	240,870	5,289
	Columbus McKinnon Corp.	134,023	5,266
	Kforce Inc.	87,543	5,252
	Barrett Business Services Inc.	120,731	5,181
*	Legalzoom.com Inc.	647,692	5,136

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	TriMas Corp.	190,762	5,040
*	Janus International Group Inc.	668,758	5,002
*	Proto Labs Inc.	121,006	4,984
*	Thermon Group Holdings Inc.	157,121	4,959
*	BlueLinx Holdings Inc.	39,239	4,932
	Deluxe Corp.	207,791	4,815
*	Limbach Holdings Inc.	47,956	4,771
	Marten Transport Ltd.	273,452	4,753
*	BrightView Holdings Inc.	272,605	4,662
*	Sezzle Inc.	10,958	4,647
*	AMN Healthcare Services Inc.	177,552	4,622
	Teekay Tankers Ltd. Class A	113,094	4,552
*	Transcat Inc.	42,539	4,462
*	CECO Environmental Corp.	138,064	4,425
*	JELD-WEN Holding Inc.	405,134	4,412
	Heidrick & Struggles International Inc.	94,953	4,381
*	Forward Air Corp.	118,199	4,337
*	DXP Enterprises Inc.	58,911	4,316
*	Ducommun Inc.	64,121	4,296
	Dorian LPG Ltd.	171,242	4,190
	Gorman-Rupp Co.	98,256	4,186
*	Energy Recovery Inc.	267,809	4,167
	Astec Industries Inc.	107,139	4,137
	FTAI Infrastructure Inc.	474,380	4,103
	Cadre Holdings Inc.	122,766	4,099
	Bel Fuse Inc. Class B	50,625	4,059
	Wabash National Corp.	204,533	4,056
*	Aspen Aerogels Inc.	272,864	4,038
*	Great Lakes Dredge & Dock Corp.	309,991	3,915
	Miller Industries Inc.	52,394	3,857
*	Moneylion Inc.	40,065	3,674
*	V2X Inc.	58,062	3,498
	Flex LNG Ltd.	143,134	3,455
*	Repay Holdings Corp.	426,178	3,444
*	International Money Express Inc.	149,432	3,149
	Genco Shipping & Trading Ltd.	197,857	3,140
	Hyster-Yale Inc.	53,628	3,016
*	Paysafe Ltd.	150,789	2,998
*	ZipRecruiter Inc. Class A	336,169	2,978
	Willis Lease Finance Corp.	13,331	2,907
	Mesa Laboratories Inc.	24,397	2,858
	Cass Information Systems Inc.	63,431	2,846
	Heartland Express Inc.	219,738	2,806
*	Montrose Environmental Group Inc.	148,790	2,800
*	Conduent Inc.	741,306	2,765
	Douglas Dynamics Inc.	106,061	2,746
	LSI Industries Inc.	131,235	2,682
	Costamare Inc.	203,169	2,682
*	I3 Verticals Inc. Class A	105,853	2,625
*	Willdan Group Inc.	59,354	2,594
	Insteel Industries Inc.	87,781	2,588
[1]	Nordic American Tankers Ltd.	961,461	2,577
	Pactiv Evergreen Inc.	189,628	2,573
*	Green Dot Corp. Class A	248,975	2,557
	Ennis Inc.	119,372	2,546
*	Cantaloupe Inc.	276,435	2,510
	Ardagh Metal Packaging SA	676,749	2,490
*	Evolv Technologies Holdings Inc.	611,873	2,478
*	Hyliion Holdings Corp.	660,000	2,435
*,1	Pagaya Technologies Ltd. Class A	218,050	2,383
*	FARO Technologies Inc.	89,708	2,355
	Shyft Group Inc.	160,022	2,256
	Covenant Logistics Group Inc.	38,142	2,215
*,1	Intuitive Machines Inc.	133,470	2,182
*	Graham Corp.	48,472	2,173
*	Astronics Corp.	134,299	2,169
	Ardmore Shipping Corp.	193,561	2,160
	Kelly Services Inc. Class A	145,032	2,125
	Myers Industries Inc.	171,836	1,993
*	Teekay Corp. Ltd.	267,902	1,977

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	National Presto Industries Inc.	24,201	1,929
*	Distribution Solutions Group Inc.	49,245	1,926
*	Franklin Covey Co.	52,655	1,916
[1]	CompoSecure Inc. Class A	116,415	1,857
	Luxfer Holdings plc	128,235	1,841
	Allient Inc.	69,081	1,794
*	Advantage Solutions Inc.	501,126	1,784
	Greif Inc. Class B	22,942	1,738
*	Manitowoc Co. Inc.	162,541	1,728
*	Titan International Inc.	233,840	1,712
*,1	Spire Global Inc.	104,791	1,712
*	Bowman Consulting Group Ltd.	62,252	1,705
	Universal Logistics Holdings Inc.	32,214	1,679
*	Cross Country Healthcare Inc.	150,421	1,619
	Preformed Line Products Co.	11,548	1,571
*	Ranpak Holdings Corp.	201,138	1,567
*	Byrna Technologies Inc.	81,051	1,567
*	Atlanticus Holdings Corp.	26,249	1,529
*	Titan Machinery Inc.	96,419	1,490
*	Redwire Corp.	104,956	1,465
*	CryoPort Inc.	204,272	1,446
*	Custom Truck One Source Inc.	239,142	1,430
	Park Aerospace Corp.	87,399	1,338
*	Blade Air Mobility Inc.	274,431	1,301
*	Vishay Precision Group Inc.	56,550	1,299
*	Orion Group Holdings Inc.	148,051	1,291
	Park-Ohio Holdings Corp.	39,988	1,286
*	Target Hospitality Corp.	154,745	1,280
	Resources Connection Inc.	151,375	1,278
*,1	Centuri Holdings Inc.	63,791	1,264
*	Radiant Logistics Inc.	166,589	1,246
*	L B Foster Co. Class A	42,926	1,233
*	Hudson Technologies Inc.	207,476	1,232
	Kronos Worldwide Inc.	101,666	1,150
	Safe Bulkers Inc.	282,888	1,095
*	Gencor Industries Inc.	48,622	1,079
	Quad/Graphics Inc.	147,432	1,064
*	TrueBlue Inc.	139,952	1,052
*	Smith-Midland Corp.	21,312	1,046
*	Performant Financial Corp.	332,765	1,045
*	Mayville Engineering Co. Inc.	59,956	1,010
	Karat Packaging Inc.	32,343	999
	Alta Equipment Group Inc.	125,672	994
*	Aersale Corp.	157,030	989
*	Forrester Research Inc.	54,480	940
*	Mistras Group Inc.	100,504	936
*	IBEX Holdings Ltd.	42,187	865
[1]	Himalaya Shipping Ltd.	139,370	865
*	CS Disco Inc.	137,786	816
*	Acacia Research Corp.	177,098	806
	Pangaea Logistics Solutions Ltd.	146,459	806
*	Priority Technology Holdings Inc.	84,156	783
*	Concrete Pumping Holdings Inc.	111,497	772
*	CPI Card Group Inc.	23,205	766
*	Proficient Auto Logistics Inc.	72,317	754
*	BlackSky Technology Inc.	62,202	727
	Eastern Co.	23,948	688
	Twin Disc Inc.	51,865	649
*,1	Virgin Galactic Holdings Inc.	88,088	643
	Information Services Group Inc.	165,148	609
	Bel Fuse Inc. Class A	6,268	606
*	Sky Harbour Group Corp.	53,259	601
*	SoundThinking Inc.	46,173	599
*,1	Eve Holding Inc.	140,890	590
*	Core Molding Technologies Inc.	34,880	577
*,1	Ispire Technology Inc.	89,838	552
*	Taylor Devices Inc.	11,155	536
*	PAM Transportation Services Inc.	28,227	535
*	Paysign Inc.	154,611	524
	TTEC Holdings Inc.	91,202	472

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	EVI Industries Inc.	23,806	468
*,1	Caesarstone Ltd.	96,517	424
	Hirequest Inc.	25,939	395
*	VirTra Inc.	49,664	389
*	Standardaero Inc.	13,443	385
*	Commercial Vehicle Group Inc.	154,646	373
*	Ultralife Corp.	46,617	358
*	374Water Inc.	303,618	299
*,1	Amprius Technologies Inc.	80,500	172
*	Southland Holdings Inc.	46,658	153
*	Bridger Aerospace Group Holdings Inc.	42,061	116
*	Solidion Technology Inc.	40,982	17
			2,665,325
Other (0.0%)[5]
*,4	Aduro Biotech Inc. CVR	17,431	3
*,4	GTX Inc. CVR	846	1
			4
Real Estate (6.3%)
	Ryman Hospitality Properties Inc.	275,595	32,311
	Kite Realty Group Trust	1,019,470	28,107
	Essential Properties Realty Trust Inc.	824,011	28,099
	Terreno Realty Corp.	448,891	27,216
	SL Green Realty Corp.	331,456	25,917
	Macerich Co.	1,112,699	23,600
	Independence Realty Trust Inc.	1,061,806	23,190
	Phillips Edison & Co. Inc.	576,479	22,771
	CareTrust REIT Inc.	735,065	21,898
	Sabra Health Care REIT Inc.	1,087,789	20,374
	Tanger Inc.	500,421	18,501
	COPT Defense Properties	529,203	17,437
	Apple Hospitality REIT Inc.	1,071,658	17,264
	PotlatchDeltic Corp.	373,647	16,754
*	GEO Group Inc.	584,407	16,661
	HA Sustainable Infrastructure Capital Inc.	528,871	16,585
*	Cushman & Wakefield plc	1,077,709	16,489
	Broadstone Net Lease Inc.	887,037	15,532
	National Health Investors Inc.	196,738	15,080
	Douglas Emmett Inc.	759,839	14,711
	Innovative Industrial Properties Inc.	132,489	14,444
	Outfront Media Inc.	696,497	13,380
	Urban Edge Properties	575,384	13,240
	Four Corners Property Trust Inc.	431,721	12,826
	LXP Industrial Trust	1,367,852	12,789
*	Compass Inc. Class A	1,786,496	12,666
	Acadia Realty Trust	485,309	12,545
	American Healthcare REIT Inc.	387,063	11,538
*	Curbline Properties Corp.	446,556	10,834
	Sunstone Hotel Investors Inc.	955,799	10,275
	Retail Opportunity Investments Corp.	582,227	10,131
	InvenTrust Properties Corp.	320,058	9,912
	DigitalBridge Group Inc.	747,473	9,792
	Newmark Group Inc. Class A	629,671	9,747
	DiamondRock Hospitality Co.	989,250	9,180
	St. Joe Co.	169,530	8,660
	LTC Properties Inc.	201,871	7,790
	Pebblebrook Hotel Trust	561,531	7,777
	Getty Realty Corp.	232,629	7,649
	Xenia Hotels & Resorts Inc.	479,692	7,378
	RLJ Lodging Trust	716,452	7,315
	Global Net Lease Inc.	947,987	7,025
	Elme Communities	414,298	7,018
	Empire State Realty Trust Inc. Class A	630,689	6,912
*	Opendoor Technologies Inc.	2,922,275	6,838
	Veris Residential Inc.	369,500	6,743
	Alexander & Baldwin Inc.	342,557	6,742
	JBG SMITH Properties	392,036	6,700
	Uniti Group Inc.	1,125,708	6,653
	American Assets Trust Inc.	225,279	6,407
	Kennedy-Wilson Holdings Inc.	536,135	6,208

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Apartment Investment & Management Co. Class A	670,925	5,931
	NETSTREIT Corp.	365,788	5,929
	UMH Properties Inc.	305,072	5,857
	Easterly Government Properties Inc.	457,253	5,633
	Piedmont Office Realty Trust Inc. Class A	582,391	5,544
[1]	eXp World Holdings Inc.	386,073	5,347
*	Redfin Corp.	553,190	5,250
	Safehold Inc.	244,265	5,218
	Centerspace	71,645	5,194
	NexPoint Residential Trust Inc.	106,732	5,024
	Marcus & Millichap Inc.	110,068	4,580
	Brandywine Realty Trust	801,795	4,490
	Paramount Group Inc.	874,274	4,249
	Plymouth Industrial REIT Inc.	188,122	3,525
	Armada Hoffler Properties Inc.	312,905	3,458
	SITE Centers Corp.	222,410	3,452
	Whitestone REIT	228,708	3,367
	Gladstone Commercial Corp.	189,143	3,331
	CBL & Associates Properties Inc.	107,354	3,317
	Summit Hotel Properties Inc.	492,244	3,239
	Diversified Healthcare Trust	1,033,631	2,687
*	Forestar Group Inc.	89,108	2,660
	Farmland Partners Inc.	206,042	2,619
	Universal Health Realty Income Trust	60,341	2,546
	Global Medical REIT Inc.	284,787	2,532
	Hudson Pacific Properties Inc.	638,387	2,458
	Community Healthcare Trust Inc.	128,558	2,430
*,1	Real Brokerage Inc.	450,150	2,368
	Peakstone Realty Trust REIT	171,319	2,352
	NET Lease Office Properties	70,156	2,297
	Alexander's Inc.	10,144	2,268
*	Anywhere Real Estate Inc.	459,924	2,254
	One Liberty Properties Inc.	74,023	2,226
	Service Properties Trust	773,624	2,151
	CTO Realty Growth Inc.	103,839	2,119
	Chatham Lodging Trust	225,403	2,076
	Saul Centers Inc.	49,451	2,033
*	FRP Holdings Inc.	63,251	2,016
	Gladstone Land Corp.	157,116	1,887
	Ares Commercial Real Estate Corp.	250,412	1,808
	RMR Group Inc. Class A	72,446	1,608
*	Tejon Ranch Co.	98,194	1,583
	Postal Realty Trust Inc. Class A	100,763	1,428
	Industrial Logistics Properties Trust	305,953	1,184
	Orion Office REIT Inc.	262,860	1,112
	Braemar Hotels & Resorts Inc.	308,366	1,110
*	RE/MAX Holdings Inc. Class A	84,000	1,105
	BRT Apartments Corp.	54,226	1,088
	City Office REIT Inc.	182,813	1,060
	Alpine Income Property Trust Inc.	58,697	1,050
*	Maui Land & Pineapple Co. Inc.	36,566	887
	Franklin Street Properties Corp.	456,982	873
*	Stratus Properties Inc.	26,546	684
*	Star Holdings	60,798	684
	Strawberry Fields REIT Inc.	27,431	347
	Clipper Realty Inc.	56,304	285
*,1	Offerpad Solutions Inc.	49,186	243
*	Transcontinental Realty Investors Inc.	5,726	162
*	American Realty Investors Inc.	6,584	107
*	FrontView REIT Inc.	5,219	101
*	Equity Commonwealth	2,136	43
			860,077
Technology (10.8%)
*	Fabrinet	171,500	40,230
*	CommVault Systems Inc.	205,169	35,205
*,1	IonQ Inc.	932,899	34,051
*	SPS Commerce Inc.	174,895	33,767
*	Credo Technology Group Holding Ltd.	605,324	29,637
*	Rambus Inc.	511,727	29,583

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Q2 Holdings Inc.	276,613	28,972
*	Altair Engineering Inc. Class A	268,717	28,379
*	Novanta Inc.	168,697	28,169
*	Qualys Inc.	174,533	26,808
*	Varonis Systems Inc.	518,307	25,895
*	Tenable Holdings Inc.	554,276	23,269
*	Box Inc. Class A	661,474	23,211
*	Workiva Inc.	237,474	23,094
*	Plexus Corp.	127,834	21,016
*	Impinj Inc.	107,779	20,716
*	Insight Enterprises Inc.	131,128	20,515
	Advanced Energy Industries Inc.	176,008	20,248
*	Sanmina Corp.	252,486	20,050
*	Semtech Corp.	304,723	19,514
*	Sitime Corp.	86,403	18,350
*	Zeta Global Holdings Corp. Class A	840,368	17,900
	Power Integrations Inc.	266,019	17,427
*	Blackline Inc.	271,298	16,823
*	Silicon Laboratories Inc.	150,749	16,680
*	Blackbaud Inc.	194,117	16,294
*	Cargurus Inc.	415,395	15,710
*	Freshworks Inc. Class A	972,417	15,549
*	Cleanspark Inc.	1,074,855	15,424
*	Core Scientific Inc.	838,936	15,000
*	C3.ai Inc. Class A	398,093	14,801
*	Alarm.com Holdings Inc.	226,978	14,785
*	Synaptics Inc.	183,382	14,715
*	FormFactor Inc.	364,124	14,587
*	Agilysys Inc.	105,965	14,231
*	Diodes Inc.	214,614	13,950
*	PAR Technology Corp.	171,531	13,918
*	Vertex Inc. Class A	255,355	13,853
	Progress Software Corp.	199,955	13,679
*,1	SoundHound AI Inc. Class A	1,373,142	12,784
*	Ambarella Inc.	178,159	12,747
*	Ziff Davis Inc.	214,107	12,600
*	Rapid7 Inc.	291,107	12,401
*	Braze Inc. Class A	310,314	12,326
	Kulicke & Soffa Industries Inc.	254,177	12,307
*	Yelp Inc.	308,312	11,784
*	DigitalOcean Holdings Inc.	309,005	11,767
*	TTM Technologies Inc.	474,118	11,559
*	Intapp Inc.	183,534	11,480
*	Axcelis Technologies Inc.	153,245	11,377
	Vishay Intertechnology Inc.	593,498	11,336
	Clear Secure Inc. Class A	412,292	10,670
*,1	Hut 8 Corp.	380,526	10,662
*	AvePoint Inc.	596,538	10,529
*	ePlus Inc.	123,575	9,992
*	NCR Voyix Corp.	684,851	9,937
*	Magnite Inc.	591,855	9,937
*	Alkami Technology Inc.	245,386	9,685
*	LiveRamp Holdings Inc.	310,128	9,416
*	PagerDuty Inc.	433,521	9,208
*	Rogers Corp.	88,424	9,159
*	Terawulf Inc.	1,098,628	8,668
	Benchmark Electronics Inc.	167,949	8,144
*	Ultra Clean Holdings Inc.	208,011	7,994
	CTS Corp.	141,643	7,778
	CSG Systems International Inc.	139,265	7,633
*	Sprout Social Inc. Class A	232,552	7,446
*	Veeco Instruments Inc.	261,514	7,288
*	Verint Systems Inc.	287,559	7,247
*	Photronics Inc.	289,950	7,223
*	Appian Corp. Class A	189,584	7,176
*	NetScout Systems Inc.	325,928	7,131
*	Zuora Inc. Class A	655,565	6,510
	Adeia Inc.	512,070	6,206
*	NextNav Inc.	353,243	6,143
*	Xometry Inc. Class A	197,713	6,139

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Matterport Inc.	1,249,543	5,948
*	Schrodinger Inc.	262,265	5,919
*	Asana Inc. Class A	383,004	5,864
*	ScanSource Inc.	115,748	5,835
*	Cohu Inc.	218,042	5,756
*	Cipher Mining Inc.	849,608	5,692
*	MaxLinear Inc.	375,718	5,685
	A10 Networks Inc.	333,164	5,680
*	Jamf Holding Corp.	384,579	5,615
*,1	Applied Digital Corp.	552,498	5,580
*	Blend Labs Inc. Class A	1,086,264	5,551
*	Diebold Nixdorf Inc.	118,506	5,477
*	Innodata Inc.	127,033	5,219
*	Fastly Inc. Class A	605,890	5,138
*	Ichor Holdings Ltd.	155,704	5,101
	Xerox Holdings Corp.	548,292	5,011
*	PROS Holdings Inc.	214,557	4,971
*	Grid Dynamics Holdings Inc.	269,480	4,932
*	Sprinklr Inc. Class A	594,435	4,898
*	PDF Solutions Inc.	146,087	4,616
*	Alpha & Omega Semiconductor Ltd.	110,366	4,577
*	Vimeo Inc.	698,542	4,562
*	Penguin Solutions Inc.	245,616	4,455
*	ACM Research Inc. Class A	239,635	4,119
*	Yext Inc.	490,855	4,054
*	indie Semiconductor Inc. Class A	771,009	4,032
	Sapiens International Corp. NV	145,179	3,968
*	Planet Labs PBC	1,005,971	3,953
	PC Connection Inc.	54,350	3,945
*	Bumble Inc. Class A	451,978	3,928
*	TechTarget Inc.	121,881	3,914
*	Couchbase Inc.	183,198	3,757
	Shutterstock Inc.	117,806	3,732
	Hackett Group Inc.	118,818	3,724
*	Amplitude Inc. Class A	357,953	3,701
*	Olo Inc. Class A	494,913	3,608
*	N-able Inc.	336,688	3,515
	SolarWinds Corp.	256,574	3,425
*	CEVA Inc.	109,065	3,244
*	OneSpan Inc.	177,449	3,215
*	PubMatic Inc. Class A	196,582	3,136
*	MeridianLink Inc.	126,382	2,951
*	E2open Parent Holdings Inc.	964,724	2,933
*	Daktronics Inc.	174,994	2,695
	Climb Global Solutions Inc.	19,912	2,680
*	Ibotta Inc. Class A	35,806	2,619
*	NerdWallet Inc. Class A	185,930	2,603
*,1	Bit Digital Inc.	560,896	2,586
*	Weave Communications Inc.	183,518	2,509
*	Unisys Corp.	308,112	2,459
*	Bandwidth Inc. Class A	116,237	2,444
*	BigCommerce Holdings Inc. Series 1	330,064	2,433
*	Digimarc Corp.	71,363	2,419
	Simulations Plus Inc.	75,162	2,388
*	nLight Inc.	217,543	2,363
*	SEMrush Holdings Inc. Class A	171,662	2,335
*	Enfusion Inc. Class A	230,090	2,287
*	Kimball Electronics Inc.	116,193	2,279
*	EverQuote Inc. Class A	117,362	2,252
*	Consensus Cloud Solutions Inc.	84,284	2,103
*	Mitek Systems Inc.	216,938	2,022
*,1	Rigetti Computing Inc.	662,494	2,021
*	Ouster Inc.	202,312	1,999
*	Nextdoor Holdings Inc.	817,059	1,985
*	Red Violet Inc.	52,280	1,924
	Methode Electronics Inc.	165,205	1,804
*	3D Systems Corp.	596,577	1,772
*	Mediaalpha Inc. Class A	139,187	1,758
*	Grindr Inc.	115,403	1,741
	NVE Corp.	22,340	1,726

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	TrueCar Inc.	401,243	1,709
*,1	Navitas Semiconductor Corp.	590,753	1,625
*	SmartRent Inc.	909,772	1,610
	Logility Supply Chain Solutions Inc.	146,684	1,545
*,1	Aehr Test Systems	129,336	1,538
*	Innovid Corp.	499,092	1,517
*	Domo Inc. Class B	160,673	1,504
*	Cerence Inc.	192,720	1,419
*	Viant Technology Inc. Class A	73,225	1,383
*	Getty Images Holdings Inc.	469,683	1,372
*	Life360 Inc.	27,299	1,346
*	Eventbrite Inc. Class A	377,889	1,330
*,1	Vivid Seats Inc. Class A	359,317	1,286
[1]	ReposiTrak Inc.	55,086	1,266
	Immersion Corp.	141,268	1,263
*,1	D-Wave Quantum Inc.	410,296	1,239
*	EverCommerce Inc.	100,051	1,216
*	Backblaze Inc. Class A	187,014	1,214
*	Definitive Healthcare Corp.	249,943	1,182
*	Arteris Inc.	129,058	1,122
*	Asure Software Inc.	111,603	1,093
*,1	BigBear.ai Holdings Inc.	475,574	1,089
*,1	Groupon Inc.	109,628	1,028
*	Kaltura Inc.	457,412	1,015
*	SkyWater Technology Inc.	127,734	1,014
*	AudioEye Inc.	34,176	920
*,1	MicroVision Inc.	966,272	870
*	Telos Corp.	254,776	866
*	ON24 Inc.	129,005	853
*	Rackspace Technology Inc.	312,997	839
	Richardson Electronics Ltd.	57,192	805
*	Tucows Inc. Class A	37,680	667
*	Digital Turbine Inc.	449,489	647
*	Everspin Technologies Inc.	90,770	557
*	Rimini Street Inc.	248,535	537
*	QuickLogic Corp.	64,975	496
*	Aeva Technologies Inc.	106,582	490
*	eGain Corp.	89,323	476
*	WM Technology Inc.	396,208	472
*	1stdibs.com Inc.	118,754	462
*	Rekor Systems Inc.	362,276	352
*	DLH Holdings Corp.	39,590	342
*	FiscalNote Holdings Inc.	283,913	248
*	Silvaco Group Inc.	27,574	228
*,1	iLearningEngines Holdings Inc.	137,461	190
*	System1 Inc.	110,090	116
*	Onestream Inc.	3,692	110
*,1	Airship AI Holdings Inc.	33,146	103
*	Ingram Micro Holding Corp.	4,251	101
*,1	GCT Semiconductor Holding Inc.	35,060	89
			1,478,297
Telecommunications (1.8%)
*	Lumen Technologies Inc.	4,759,752	34,937
	InterDigital Inc.	118,845	23,289
	Cogent Communications Holdings Inc.	207,272	17,036
	Telephone & Data Systems Inc.	464,088	15,862
*,1	AST SpaceMobile Inc.	630,004	15,000
*	EchoStar Corp. Class A	572,762	14,485
	Cable One Inc.	26,541	11,153
*	Viavi Solutions Inc.	1,035,423	10,292
*	Extreme Networks Inc.	590,862	9,808
*	Calix Inc.	276,171	8,984
*	Applied Optoelectronics Inc.	174,161	7,179
*	Globalstar Inc.	3,425,614	6,680
*	Harmonic Inc.	519,851	6,664
*,1	Infinera Corp.	954,218	6,307
*	Digi International Inc.	167,894	5,577
*	ViaSat Inc.	582,878	5,438
*	CommScope Holding Co. Inc.	995,933	4,751

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Liberty Latin America Ltd. Class C	608,090	4,202
	IDT Corp. Class B	72,218	3,729
*	NETGEAR Inc.	132,678	3,264
*	Adtran Holdings Inc.	372,544	3,167
*	Powerfleet Inc. NJ	442,002	3,112
	Shenandoah Telecommunications Co.	228,056	3,040
*	Gogo Inc.	302,810	2,432
*	fuboTV Inc.	1,375,200	2,214
*	Xperi Inc.	210,837	1,997
*	8x8 Inc.	597,753	1,853
*	Clearfield Inc.	56,532	1,730
*	Ooma Inc.	115,993	1,717
*	Ribbon Communications Inc.	432,701	1,692
*	Consolidated Communications Holdings Inc.	359,862	1,681
*	Anterix Inc.	48,333	1,677
*,1	Lightwave Logic Inc.	562,324	1,614
	Spok Holdings Inc.	85,271	1,399
*	WideOpenWest Inc.	235,728	1,252
*	Liberty Latin America Ltd. Class A	155,529	1,082
	ATN International Inc.	49,698	983
*	Aviat Networks Inc.	53,726	850
			248,129
Utilities (3.1%)
*	Casella Waste Systems Inc. Class A	290,157	32,849
	Brookfield Infrastructure Corp. Class A (XTSE)	564,670	25,348
	New Jersey Resources Corp.	461,380	23,798
	Portland General Electric Co.	477,371	22,876
	Southwest Gas Holdings Inc.	286,439	22,388
	TXNM Energy Inc.	423,220	20,759
	Ormat Technologies Inc. (XNYS)	254,033	20,734
	Black Hills Corp.	322,412	20,657
	ONE Gas Inc.	264,575	20,629
	Spire Inc.	266,958	19,539
	MGE Energy Inc.	171,482	17,882
	ALLETE Inc.	272,375	17,672
	Northwestern Energy Group Inc.	289,872	16,012
	American States Water Co.	175,295	14,954
	Avista Corp.	368,465	14,256
	California Water Service Group	272,348	13,941
	Chesapeake Utilities Corp.	104,007	13,703
*	Sunrun Inc.	1,026,644	11,837
*,1	NuScale Power Corp.	371,825	11,025
	SJW Group	154,965	8,635
*	Hawaiian Electric Industries Inc.	778,330	8,087
	Northwest Natural Holding Co.	178,544	7,824
	Middlesex Water Co.	82,875	5,423
	Unitil Corp.	75,640	4,540
	Aris Water Solutions Inc. Class A	126,618	3,406
*,1	Sunnova Energy International Inc.	507,399	2,811
*	Enviri Corp.	374,835	2,774
	Excelerate Energy Inc. Class A	80,280	2,486
	York Water Co.	68,113	2,441
	Consolidated Water Co. Ltd.	70,790	1,906
*	Altus Power Inc.	355,481	1,536
*	Pure Cycle Corp.	96,811	1,408
*	Net Power Inc.	99,337	1,272
*	Perma-Fix Environmental Services Inc.	67,940	970
	Genie Energy Ltd. Class B	60,651	925
*	Arq Inc.	116,068	895
*	Cadiz Inc.	195,848	869
	RGC Resources Inc.	38,752	806
	Global Water Resources Inc.	54,519	730
*	Quest Resource Holding Corp.	80,517	589
*,1	NANO Nuclear Energy Inc.	19,289	533
			421,725
Total Common Stocks (Cost $12,720,172)			13,642,926
Rights (0.0%)
*,1	Rights Rumbleon Inc. Exp. 12/12/24 (Cost $—)	74,512	13

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/26/29	6,520	68
*,1	Pulse Biosciences Inc. Exp. 6/27/29	6,520	68
Total Warrants (Cost $—)			136
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[6,7]	Vanguard Market Liquidity Fund, 4.651% (Cost $252,467)	2,525,308	252,505
Total Investments (101.2%) (Cost $12,972,639)			13,895,580
Other Assets and Liabilities—Net (-1.2%)			(167,649)
Net Assets (100%)			13,727,931
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $189,154,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $5,163,000, representing 0.0% of net assets.
3	Restricted securities totaling $96,000, representing 0.0% of net assets.
4	Security value determined using significant unobservable inputs.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $200,114,000 was received for securities on loan, of which $198,159,000 is held in Vanguard Market Liquidity Fund and $1,955,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	696	85,072	4,861
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Russell 2000 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,642,714	96	116	13,642,926
Rights	—	13	—	13
Warrants	—	136	—	136
Temporary Cash Investments	252,505	—	—	252,505
Total	13,895,219	245	116	13,895,580
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,861	—	—	4,861
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.